     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 2, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                            ------------------------

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                           /X/
                              (FILE NO. 33-99080)
                        PRE-EFFECTIVE AMENDMENT NO. __                       / /

                        POST-EFFECTIVE AMENDMENT NO. 7                       /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                       /X/
                              (FILE NO. 811-09128)

                                AMENDMENT NO. 9                              /X/

                       (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                               JUNDT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
              (Address of Principal Executive Offices) (Zip Code)

                                 (612) 541-0677
              (Registrant's Telephone Number, including Area Code)

                                 JAMES R. JUNDT
                             JUNDT ASSOCIATES, INC.
                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                    (Name and Address of Agent for Service)

                                    COPY TO:
                               JAMES E. NICHOLSON
                              FAEGRE & BENSON LLP
                              2200 NORWEST CENTER
                            90 SOUTH SEVENTH STREET
                          MINNEAPOLIS, MINNESOTA 55402

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485.

        If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

    The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's most recent Rule 24f-2 Notice (relating to the Registrant's fiscal year ended December 31, 1998) was filed on Form 24F-2
with the Commission on February   , 1999.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                JUNDT FUNDS, INC.
                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET


FORM N-1A ITEM NUMBER
---------------------
PART A                                                        CAPTION IN PROSPECTUSES
------                                                        -----------------------
1.     Front and Back Cover Pages..........................   Cover Pages
2.     Risk/Return Summary:  Investments,
           Risks and Performance...........................   Risk/Return Summary
3.     Risk/Return Summary:  Fee Table.....................   Fees and Expenses
4.     Investment Objectives, Principal Investment
           Strategies, and Related Risks...................   Investment Objective, Strategies and Risks
5.     Management's Discussion of Fund Performance.........   Not applicable
6.     Management, Organization, and
           Capital Structure...............................   Management of the Funds
7.     Shareholder Information.............................   How to Buy Fund Shares; Deciding Which
                                                                  Class of Shares to Buy*; How to Sell Your
                                                                  Fund Shares
8.     Distribution Arrangements...........................   How to Buy Fund Shares; Deciding Which
                                                                  Class of Shares to Buy*
9.     Financial Highlights Information....................   Financial Highlights


---------------------------------------------------
* THE CAPTION "DECIDING WHICH CLASS OF SHARES TO BUY" IS NOT INCLUDED IN THE PROSPECTUS FOR CLASS I SHARES ONLY.


                                                              CAPTION IN STATEMENT OF
PART B                                                        ADDITIONAL INFORMATION
------                                                        -----------------------
10.    Cover Page and Table of Contents....................   Cover Page; Table of Contents
11.    Fund History........................................   General Information
12.    Description of the Fund and its Investments
           and Risks.......................................   Investment Policies; Investment Restrictions
13.    Management of the Fund..............................   Directors and Officers
14.    Control Persons and Principal Holders
           of Securities...................................   General Information
15.    Investment Advisory and Other Services..............   Advisory, Administrative and Distribution
                                                                  Agreements
16.    Brokerage Allocation and Other Practices............   Advisory, Administrative and Distribution
                                                                  Agreements
17.    Capital Stock and Other Securities..................   General Information
18.    Purchase, Redemption and Pricing of Shares..........   Special Purchase Plans; Monthly Cash
                                                                  Withdrawal Plan; Compensation to Firms
                                                                  That Sell Fund Shares; Determination of
                                                                  Net Asset Value
19.    Taxation of the Fund................................   Taxes
20.    Underwriters........................................   Advisory, Administrative and Distribution
                                                                  Agreements
21.    Calculation of Performance Data.....................   Calculation of Performance Data
22.    Financial Statements................................   Financial and Other Information

                               [JUNDT FUNDS LOGO]

                                   PROSPECTUS
                                  May 1, 1999

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   THE FUNDS


    The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund) and Jundt Twenty-Five Fund (Twenty-Five Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This Prospectus relates to each Fund's Class A, B and C shares (the only shares the general public may purchase) and to Growth Fund's Class I shares (which only certain investors may purchase).


    BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                              RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?


    Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective. The Funds are designed for long-term investors. Investors looking for current income or short-swing market gains should not invest in the Funds.


WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?


    The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental "bottom up" approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or for the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:



    - GROWTH FUND will maintain a portfolio of approximately 30 to 50 stocks of primarily medium-size to large American growth companies.



    - U.S. EMERGING GROWTH FUND will maintain a portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies.



    - OPPORTUNITY FUND will employ an aggressive yet flexible investment program emphasizing a portfolio of approximately 30 to 50 stocks of primarily American growth companies without regard to their size.



    - TWENTY-FIVE FUND will maintain a more concentrated portfolio of approximately 20 to 30 stocks of primarily American growth companies without regard to their size.


    Each Fund may enter into options and futures contracts to protect against adverse market price changes. In addition, Opportunity Fund and Twenty-Five Fund may borrow money to purchase additional investments, may sell securities short and may enter into options and futures contracts to generate additional investment returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?


    - Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices.


    - The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.


    - U.S. Emerging Growth Fund will, and Opportunity Fund and Twenty-Five Fund may, invest a substantial portion of their assets in stocks of smaller "emerging" companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies. However, their values may fluctuate more sharply than those of larger companies and subject the Funds to greater price volatility. Such investments also may be more difficult to sell than investments in larger companies.



    - Opportunity Fund and Twenty-Five Fund are non-diversified funds. In other words, they may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return. Since Twenty-Five Fund normally concentrates in a portfolio of 20 to 30 stocks, this risk may be increased.



    - Opportunity Fund and Twenty-Five Fund may borrow money to purchase additional investment securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses.



    - Each Fund may buy and sell put and call options and futures contracts (and related options) to hedge (protect) against changes in the prices of portfolio securities. Opportunity Fund and Twenty-Five Fund may also invest in such instruments to attempt to realize additional investment returns. These techniques involve additional risks. Moreover, there is no guarantee that the Funds will be able to utilize them effectively for their intended purposes. Their use by Opportunity Fund and Twenty-Five Fund may involve risks similar to the use of leverage.



    - Opportunity Fund and Twenty-Five Fund may, to a limited extent, sell securities short. When a security is sold "short", the Fund borrows the security sold to complete the sale and must replace the borrowed security at some future date. If the value of the security goes down between the sale date and the replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out a short sale position at a particular time or at an acceptable price.


    - Each Fund may invest to a limited extent in foreign securities. Foreign securities involve risks not typically associated with domestic investments. These include, among others, possible losses due to unfavorable movements in foreign currency exchange rates; less reliable information about issuers and markets; different accounting standards; illiquidity of certain securities and markets; and a greater possibility of economic or political instability.


    - An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAVE THE FUNDS PERFORMED OVER TIME?


    The following bar charts and tables show the Funds' annual returns and long-term performance. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.


GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

1992**                                                                                              0.71%
1993**                                                                                              0.06%
1994**                                                                                              4.68%
1995**                                                                                             17.81%
1996                                                                                               15.22%
1997                                                                                               10.85%
1998                                                                                               43.30%

------------------------


* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.



** TOTAL RETURN PRIOR TO DECEMBER 29, 1995 REFLECTS THE FUND'S PERFORMANCE AS A CLOSED-END FUND.



Best Quarter:..........................................   (Q4, '98)    24.32%
Worst Quarter:.........................................   (Q2, '94)    -6.36%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998:


                                                                           SINCE        SINCE
                                                                         INCEPTION    INCEPTION
                                                   1-YEAR     5-YEAR     (9/3/91)    (12/29/95)
                                                  ---------  ---------  -----------  -----------
Class A.........................................     35.40%     n/a         n/a          20.40%
Class B.........................................     37.98%     n/a        n/a           21.07%
Class C.........................................     41.32%     n/a        n/a           21.80%
Class I.........................................     35.77%     16.41%      12.60%      n/a
Russell 1000 Index..............................     27.02%     23.35%      19.62%       27.29%


------------------------


QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 INDEX MEASURES

THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.



U.S. EMERGING GROWTH FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CLASS A SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED
                              DECEMBER 31
'96                                                                         43.40%
'97                                                                         33.54%
'98                                                                         38.65%

------------------------


* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.



Best Quarter:..........................................   (Q4, '98)    25.43%
Worst Quarter:.........................................   (Q1, '97)    -6.04%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                          1 YEAR     (1/2/96)
                                                                         ---------  -----------
Class A................................................................     31.37%      36.05%
Class B................................................................     33.64%      37.14%
Class C................................................................     36.82%      37.69%
Russell 2000 Growth Index..............................................      1.23%       8.32%

------------------------


QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 2000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

OPPORTUNITY FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CLASS A SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED
                             DECEMBER 31:
'97                                                                         41.15%
'98                                                                         60.83%

------------------------


* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.



Best Quarter:..........................................   (Q4, '98)    26.44%
Worst Quarter:.........................................   (Q1, '97)    -2.33%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998:


                                                                                       SINCE
                                                                                     INCEPTION
                                                                          1-YEAR    (12/26/96)
                                                                         ---------  -----------
Class A................................................................     52.39%      45.33%
Class B................................................................     55.60%      47.23%
Class C................................................................     58.53%      48.14%
Russell 3000 Index.....................................................     24.14%      26.96%


------------------------


QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

TWENTY-FIVE FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CLASS A SHARES AVERAGE ANNUAL TOTAL RETURN* FOR THE YEAR ENDED
                             DECEMBER 31:
'98                                                                        75.21%

------------------------


* QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.



Best Quarter:...........................................   (Q4, '98)    20.51%
Worst Quarter:..........................................   (Q2, '98)     9.55%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 1998:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                                    (12/31/97)
                                                                                    -----------
Class A...........................................................................      66.02%
Class B...........................................................................      69.37%
Class C...........................................................................      72.69%
Russell 1000 Growth Index.........................................................      38.71%

------------------------


QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

                               FEES AND EXPENSES

    The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.


GROWTH FUND                                            CLASS A             CLASS B           CLASS C          CLASS I
                                                    --------------      --------------      ----------     --------------
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........        5.25%               None                None           5.25%
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................        1.00%**             4.00%               1.00%          1.00%**

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................        1.00%               1.00%               1.00%          1.00%
  Distribution and/or Service (12b-1) Fees........        0.25                1.00                1.00           None
  Other Expenses..................................        0.89                0.89                0.89           0.89
                                                       -------             -------          ----------        -------
  Total Annual Fund Operating Expenses............        2.14%               2.89%               2.89%          1.89%



U.S. EMERGING GROWTH FUND                              CLASS A             CLASS B           CLASS C
                                                       -------             -------          ----------
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........            5.25%               None            None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................            1.00%**             4.00%           1.00%

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................            1.00%               1.00%           1.00%
  Distribution and/or Service (12b-1) Fees........            0.25                1.00            1.00
  Other Expenses..................................            1.68                1.68            1.68
                                                            ------              ------      ----------
  Total Annual Fund Operating Expenses............            2.93%*              3.68%*          3.68%*


------------------------


* EXPENSE REIMBURSEMENTS. During the year ended December 31, 1998, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C were 1.80%, 2.55% and 2.55%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.



** Applicable only to purchases of $1 million and above. No front-end sales charges apply to such purchases.

OPPORTUNITY FUND                                       CLASS A             CLASS B           CLASS C
                                                       -------             -------          ----------
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........            5.25%               None            None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................            1.00%**             4.00%           1.00%

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................            1.30%               1.30%           1.30%
  Distribution and/or Service (12b-1) Fees........            0.25                1.00            1.00
  Other Expenses ***..............................            1.80                1.80            1.80
                                                            ------              ------      ----------
  Total Annual Fund Operating Expenses............            3.35%*              4.10%*          4.10%*


------------------------


* EXPENSE REIMBURSEMENTS. During the year ended December 31, 1998, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C were 2.14%, 2.89% and 2.89%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.



** Applicable only to purchases of $1 million and above. No front-end sales charges apply to such purchases.



*** Excludes interest expense, before reimbursements.



TWENTY-FIVE FUND                                       CLASS A             CLASS B           CLASS C
                                                    --------------      --------------      ----------
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........        5.25%               None                None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................        1.00%**             4.00%               1.00%

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................        1.30%               1.30%               1.30%
  Distribution and/or Service (12b-1) Fees........        0.25                1.00                1.00
  Other Expenses..................................        7.82                7.82                7.82
                                                        ------             -------          ----------
  Total Annual Fund Operating Expenses............        9.37%*             10.12%*             10.12%*


------------------------


* EXPENSE REIMBURSEMENTS. During the year ended December 31, 1998, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C were 2.25%, 3.00% and 3.00%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.



** Applicable only to purchases of $1 million and above. No front-end sales charges apply to such purchases.



EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      GROWTH FUND
        Class A.......................   $ 731    $1,160    $1,164     $2,868
        Class B.......................     692     1,195     1,723      3,033
        Class C.......................     392       895     1,523      3,214
        Class I.......................     707     1,088     1,493      2,620
      U.S. EMERGING GROWTH FUND
        Class A.......................     805     1,384     1,987      3,606
        Class B.......................     770     1,426     2,102      3,763
        Class C.......................     470     1,126     1,902      3,932
      OPPORTUNITY FUND
        Class A.......................     845     1,501     2,179      3,974
        Class B.......................     812     1,547     2,297      4,127
        Class C.......................     512     1,247     2,097      4,289
      TWENTY-FIVE FUND
        Class A.......................   1,393     3,018     4,504      7,686
        Class B.......................   1,386     3,109     4,651      7,779
        Class C.......................   1,086     2,809     4,451      7,873



You would pay the following expenses if you did not redeem your shares:



                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      GROWTH FUND
        Class B.......................   $292     $  895    $1,523     $3,033
        Class C.......................   292         895     1,523      3,214

      U.S. EMERGING GROWTH FUND
        Class B.......................   370       1,126     1,902      3,763
        Class C.......................   370       1,126     1,902      3,932

      OPPORTUNITY FUND
        Class B.......................   412       1,247     2,097      4,127
        Class C.......................   412       1,247     2,097      4,289

      TWENTY-FIVE FUND
        Class B.......................   986       2,809     4,451      7,779
        Class C.......................   986       2,809     4,451      7,873

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND


    Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.



    A Fund may not change its investment objective without the approval of the Fund's shareholders.


INVESTMENT STRATEGIES

    In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.


    - GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues over $750 million. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.



    - U.S. EMERGING GROWTH FUND is a diversified fund that normally maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues less than $750 million. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes, but not to generate additional investment returns.



    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk.



    - TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately 20 to 30 stocks of primarily American growth companies, without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk.



    Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, Jundt Associates seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation. Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt

Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends.



    A Fund's cash level (including similar investments in short-term debt instruments) may increase when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds do not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds may not participate in market advances or declines to the same extent that they would have if they had remained more fully invested in stocks.



    The Funds generally intend to purchase securities for long-term investment. To a limited extent, however, a Fund may purchase securities in anticipation of relatively short-term gains. (In addition, Opportunity Fund and Twenty-Five Fund, to a limited extent, may sell securities short, which are short-term transactions.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable. Jundt Associates generally makes such changes without regard to portfolio turnover rates (a measure of change in fund investments). Each Fund's portfolio turnover rates have from time to time been quite high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains.


    Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of such restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.


    In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; zero coupon debt securities; and options. The Funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.


OVERALL RISKS OF INVESTING IN THE FUNDS


    GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.


    DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund and Twenty-Five Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, neither Opportunity Fund nor Twenty-Five may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.


    SECTOR CONCENTRATION. At times, each Fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector.


    YEAR 2000 RISK. Many existing computer programs and systems, including some used by Jundt Associates and other Fund service providers, have been written in such a way that, without modification, they will not properly process and calculate date-related data after December 31, 1999. The Funds have been advised by Jundt Associates and other of the Funds' service providers that required system modifications will be completed on a timely basis and that they will be able to properly process such data for the Funds after that date. The cost of these modifications will not affect the Funds. However, failure by any of the Funds' service providers to successfully complete the required modifications in a timely manner could have a material adverse impact on the Funds.


    Additionally, Jundt Associates considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information Jundt Associates receives regarding a company's Year 2000 readiness is completely accurate. If a company in which a Fund invests has not satisfactorily addressed Year 2000 issues, the Fund's investment performance could suffer.

RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES


    INVESTMENTS IN SMALLER COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller "emerging" companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.



    BORROWING AND LEVERAGE. Opportunity Fund and Twenty-Five Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).



    OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to hedge (protect) against changes in the prices of portfolio opportunities. Opportunity Fund and Twenty-Five Fund to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize them effectively for their intended purposes. Options and futures contracts transactions involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.


    Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.


    Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for such options or futures contracts. However, there is no guarantee that the Fund will be able to effect "closing transactions" at any particular time or at an acceptable price.


    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.


    SHORT SALES. Jundt Associates may sell a security short on behalf of Opportunity Fund or Twenty-Five Fund when it anticipates that the price of the security will decline. In such cases, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the loan security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government Securities). Further, neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.


                            MANAGEMENT OF THE FUNDS

    Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

    Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or both of the firm's portfolio managers: James R. Jundt (Chairman and

Chief Executive Officer of Jundt Associates) and Marcus E. Jundt (Vice Chairman of Jundt Associates).


    - JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board, President and Chief Executive Officer of Growth Fund since 1991 and of Jundt Funds, Inc. (which includes U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund) since 1995. Mr. Jundt has approximately 35 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.


    - MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 12 years of investment and related experience. Mr. Jundt also serves as the President of U.S. Growth Investments, Inc.


    Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund and Twenty-Five Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.


    Each Fund also engages various other service providers, as set forth under "Firms that Provide Services to the Funds" below.

                             HOW TO BUY FUND SHARES

GENERAL INFORMATION

    You may purchase Fund shares on any day the New York Stock Exchange (NYSE) is open for business (generally, every week day other than customary national holidays).


    DETERMINATION OF NAV. If you purchase Fund shares, you pay the next-determined net asset value (NAV) of such shares, plus any applicable sales charge. NAV generally is calculated once daily as of 15 minutes after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is such Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, such investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in such securities.


    MINIMUM INVESTMENTS. The minimum initial investment in any class of Fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

    OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as set forth below).

    - PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 419168, Kansas City, MO 64141-6168 (for regular mail) or 330 West 9th Street, Kansas City, MO 64105 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.


    - PURCHASES BY TELEPHONE. Call 1-800-370-0612 to obtain an account number and instructions (including instructions for wire transferring your investment to the Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address set forth under "Purchases By Mail").



    You may also open and account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no charges (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.



    AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.



    RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.



    RULE 12B-1 PLANS. Each Fund has adopted a Rule 12b-1 plan for each class of its shares (except for each Fund's Class I shares, which are not subject to Rule 12b-1 fees). The Rule 12b-1 plan allows each class to pay distribution and other fees for the sale of its shares and for services provided to shareholders. These fees are paid out of the assets of each share class on an on-going basis. Therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service and/or distribution fees paid by each class of shares is set forth below under "Deciding Which Class of Shares to Buy."


                     DECIDING WHICH CLASS OF SHARES TO BUY

    Each Fund offers you the choice of three share classes--Class A, Class B and Class C--each subject to different sales charges and different expenses. IN ADDITION, GROWTH FUND OFFERS CERTAIN LIMITED CLASSES OF INVESTORS ITS CLASS I SHARES, DISCUSSED BELOW. You should choose the class of shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares and other factors.

    In placing your order, you must specify which Class of shares you are buying. If no Class is specified, your order will be treated as an investment in Class A shares.

CLASS A SHARES

    Class A shares are sold at their NAV plus the applicable initial sales charge. As noted in the following table, the sales charge decreases as the size of the purchase increases.

                                 SALES CHARGE YOU PAY AS A % OF
AMOUNT OF YOUR CLASS A          ---------------------------------
  INVESTMENT                    OFFERING PRICE    AMOUNT INVESTED
------------------------------  ---------------   ---------------
Less than $25,000.............       5.25%             5.54%
At least $25,000 but less than
  $50,000.....................       4.75%             4.99%
At least $50,000 but less than
  $100,000....................       4.00%             4.17%
At least $100,000 but less
  than $250,000...............       3.00%             3.09%
At least $250,000 but less
  than $1 million.............       2.00%             2.04%
At least $1 million...........       NONE*             NONE*

------------------------


* On investments of $1 million or more, you will pay a deferred sales charge of 1% at the time you redeem such shares if you redeem them within one year after you purchase them.



    SPECIAL PURCHASE PLANS--REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in the sales charges shown above. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. The attached account application and the Statement of Additional Information also include information about these plans.


    SERVICE (12B-1) FEES. Class A shares are subject to a service fee equal to .25% per year of their average daily NAV.

    WAIVER OF SALES CHARGES. You will not be charged an initial or deferred sales charge if you are within one or more of the following categories:

    - You pay for your Class A shares with the proceeds from your redemption of an unrelated mutual fund that charges a sales charge. (TO QUALIFY, YOU MUST PURCHASE YOUR CLASS A SHARES WITHIN 60 DAYS AFTER SUCH REDEMPTION.)


    - You are an investment executive or another employee of a firm that has a selling agreement with U.S. Growth Investments, an employee of a service provider to the Funds or a parent or an immediate family member of any such person.



    - You are a trust company or bank trust department and are making the investment for any fund held in a fiduciary, agency, advisory, custodial or similar capacity.


    - You are a state or a political subdivision of a state, or an instrumentality, department, authority or agency of a state or a political subdivision.


    - You are a registered investment adviser investing for your own account or an advisory client's account.

    - You are an employee benefit plan qualified under Section 401(a) of the Internal Revenue Code (which does not include IRAs) or a custodial account under Section 403(b)(7) of the Internal Revenue Code (also known as tax-sheltered annuities).

CLASS B SHARES


    If you purchase Class B shares, you will not be charged an initial sales charge. However, the Fund will deduct a deferred sales charge of up to 4% from your redemption proceeds if you redeem your Class B shares within six years of purchase. The deferred sales charge depends on the number of years since the purchase was made, according to the following table. It is calculated on the NAV of the Class B shares at the time of their purchase or the time of redemption (whichever is less).


                                                            DEFERRED SALES
      REDEMPTION DURING THE                                    CHARGE %
      ----------------------------------------------------  --------------
      First 2 years after purchase........................         4%
      3rd and 4th years after purchase....................         3%
      5th year after purchase.............................         2%
      6th year after purchase.............................         1%
      7th year after purchase and thereafter..............       None


    Class B shares may not be the best choice for you if you intend to invest $250,000 or more. Accordingly, the Fund will treat orders for Class B shares of $250,000 or more as orders for Class A shares or decline such orders.


    DISTRIBUTION AND SERVICE (12b-1) FEES. Class B shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. These higher 12b-1 fees will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares.


    CONVERSION FEATURE. On the 15th day of the month (or the next business day if the 15th is on a weekend or holiday) following the eighth anniversary of your purchase of Class B shares, such shares (including a proportionate amount of reinvested distributions on such shares) will automatically convert to Class A shares and will no longer be subject to Class B's higher 12b-1 fees. Your Class B shares will convert into Class A shares on the basis of their relative NAVs. The Class A shares you receive will not be subject to any sales charges. Any Class B shares you acquired by exercise of the "reinstatement privilege" will convert into Class A shares based on the time of the original purchase of Class B shares.


CLASS C SHARES


    If you purchase Class C shares, you will not be charged an initial sales charge. However, the Funds will deduct a deferred sales charge of 1% from your redemption proceeds if you redeem your Class C shares within one year of purchase.



    DISTRIBUTION AND SERVICE (12b-1) FEES. Class C shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. These higher 12b-1 fees will cause Class C shares to have a higher expense ratio and to have lower returns than Class A shares.

    As between Class B and Class C shares, if you anticipate an investment in a Fund of longer than six years (the deferred sales charge period applicable to Class B shares), you may decide that Class B shares are preferable to Class C shares. This is because the Class B shares will automatically convert to Class A shares (to which lower 12b-1 fees apply) after eight years. However, if you anticipate an investment time frame of less than six years (or an uncertain time frame) you may choose Class C shares because of the larger and longer-term deferred sales charge applicable to Class B shares. If you anticipate even a shorter time frame, you may choose Class C shares over Class A shares because Class C shares (unlike Class A shares) are not subject to an initial sales charge. Remember, however, that the Funds are designed for long-term investment, and you should not invest in the Funds if you are looking for current income or short-term market gains. Class A shares may be the best overall choice if you contemplate a long-term investment.


GROWTH FUND CLASS I SHARES

    GROWTH FUND'S CLASS I SHARES ARE NOT GENERALLY AVAILABLE FOR SALE TO THE PUBLIC. You may purchase Growth Fund's Class I shares only if you:

    - were a shareholder of Growth Fund on December 28, 1995 and have continued to be a shareholder in one or more of the Funds ever since; or

    - are a director, officer, employee or consultant of the Fund (including a partner or employee of the Fund's legal counsel), Jundt Associates or U.S. Growth Investments, an immediate family member of such a person, or a lineal ancestor (parent, grandparent, etc.) or descendant (child, grandchild, etc.) of such a person.

    Accounts benefiting any of such persons also may purchase Class I Growth Fund shares.

    Growth Fund's Class I shares are sold at their NAV plus the applicable initial sales charge, which varies with the amount of the investment. The current sales charges are the same as those imposed on Class A shares. See "Class A Shares" above. Growth Fund's Class I shares are not subject to any distribution or service (12b-1) fees.


    WAIVER OF SALES CHARGES. Class I sales charges do not apply to any category of investors qualifying for a sales charge waiver with respect to Class A shares. See "Class A Shares" above. Class I sales charges also do not apply to investments by directors, officers, employees or consultants of the Fund, the Investment Adviser or the Distributor, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefiting any of those persons.



    SPECIAL PURCHASE PLANS. Certain investors (or groups of investors) may qualify for reductions in, or waivers of, the sales charges on Growth Fund Class I Shares. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. The attached account application and the Statement of Additional Information also include information about these plans.


                          HOW TO SELL YOUR FUND SHARES

    You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV (minus any applicable deferred sales charge). The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.



    If you own more than one class of a Fund's shares, you should specify the class or classes of shares being redeemed. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.



    You may not redeem your Fund shares on any day that the NYSE is closed (normally, weekends and customary national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).


    If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

    SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

    - you request to redeem more than $50,000 worth of shares;


    - you have changed your account registration or address within the last 30 days;



    - you request the check be mailed to a different address than the one on your account;



    - you request the check be made payable to someone other than the account owner; or



    - you request the redemption or exchange proceeds be transferred to an account with a different registration.


    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


    DEFERRED SALES CHARGES. Any applicable deferred sales charges will be calculated and based on the NAV of the shares at the time of purchase or at the time of redemption (whichever is less). The Funds will not impose any deferred sales charge on any shares that represent dividend reinvestments.



    The Funds will calculate the deferred sales charge in a manner that results in the lowest rate being charged. Therefore, the Funds will assume that a redemption of Class B or Class C shares is made first of shares representing reinvestment of distributions and then of remaining shares held by the shareholder for the longest period of time. If you own Class A and Class B shares, then unless you choose otherwise, the Funds will redeem your Class B shares not subject to a sales charge in full before they redeem any of your Class A shares not subject to a sales charge.



    The deferred sales charge will not apply:


    - when a Fund closes accounts with balances under $1,000

    - on redemptions when the shareholder dies or becomes disabled (within the meaning of
     Section 72(m)(7) of the Internal Revenue Code); and

    - on minimum distributions from IRAs processed under systematic withdrawal plans.

    REINSTATEMENT PRIVILEGE. U.S. Growth Investments will credit back to your account the portion of any deferred sales charge that you paid if, within 90 days after such redemption, all or any portion of your redemption proceeds are reinvested in shares of the same share class of any of the Funds. YOU MUST NOTIFY THE FUND OF YOUR ELIGIBILITY FOR THIS CREDIT. The shares you receive at the time of such reinvestment will be subject to the same deferred sales charge to which such shares were subject prior to the redemption. The deferred sales charge period will run from the original investment date but will be extended by the number of days between the redemption date and the reinvestment date.

    EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of the same class of another Fund. If your own Class A or Class I shares of a Fund, you may exchange them for Class A shares (or Class I shares, if you are eligible to purchase Class I shares) of another Fund.

    The minimum amount which you may exchange is $1,000. If you exchange shares that are subject to a deferred sales charge, the charge will not be imposed when the exchange is made. However, the acquired shares will be subject to the same deferred sales charge as the shares exchanged (as if no exchange had occurred). The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.


    EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a fee for wire transfers.


    Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

    MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

    Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.

TAXES

    Distributions from the Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.


"BUYING A DISTRIBUTION"

    On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

    THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                 (This page has been left blank intentionally.)

                              FINANCIAL HIGHLIGHTS



    The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The Total Return information in the table represents the rate that an investor would have earned or lost on an investment in the respective Funds (assuming reinvestment of all dividends and distributions) for the indicated periods. This information has been derived from information audited by KPMG Peat Marwick LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.



                                                        NET
                            BEGINNING                REALIZED
                              NET                       AND
                             ASSET                  UNREALIZED     DIVIDENDS  DISTRIBUTIONS
                             VALUE        NET       GAIN (LOSS)    FROM NET      FROM NET
                              PER      INVESTMENT       ON         INVESTMENT   INVESTMENT
                             SHARE       LOSS       INVESTMENTS     INCOME        GAINS
--------------------------------------------------------------------------------------------
GROWTH FUND
Class A
  Year ended 12/31/98....     $14.20      (0.24)          6.22         --          (3.52)
  Year ended 12/31/97....     $13.64      (0.23)          1.64         --          (0.85)
  Year ended 12/31/96....     $11.95      (0.26)          2.03         --          (0.08)
Class B
  Year ended 12/31/98....     $13.99      (0.35)          6.11         --          (3.52)
  Year ended 12/31/97....     $13.56      (0.32)          1.60         --          (0.85)
  Year ended 12/31/96....     $11.95      (0.36)          2.05         --          (0.08)
Class C
  Year ended 12/31/98....     $13.97      (0.35)          6.15         --          (3.52)
  Year ended 12/31/97....     $13.54      (0.30)          1.58         --          (0.85)
  Year ended 12/31/96....     $11.95      (0.36)          2.03         --          (0.08)
Class I
  Year ended 12/31/98....     $14.28      (0.20)          6.27         --          (3.52)
  Year ended 12/31/97....     $13.69      (0.19)          1.63         --          (0.85)
  Year ended 12/31/96....     $11.95      (0.23)          2.05         --          (0.08)
  Year ended 12/31/95....     $14.95      (0.12)          2.71         --          (5.59)
  Period from 7/1/94 to
    12/31/94.............     $13.53      (0.07)          1.83         --          (0.34)*
  Year ended 6/30/94.....     $15.10      (0.11)         (0.57)        --          (0.89)(3)
U.S. EMERGING GROWTH FUND
Class A
  Year ended 12/31/98....     $13.09      (0.17)          5.02         --          (2.98)
  Year ended 12/31/97....     $12.42      (0.11)          4.09         --          (3.31)
  Period from 1/2/96** to
    12/31/96.............     $10.00      (0.14)          4.47         --          (1.91)
Class B
  Year ended 12/31/98....     $12.90      (0.27)          4.92         --          (2.93)
  Year ended 12/31/97....     $12.37      (0.21)          4.05         --          (3.31)
  Period from 1/2/96** to
    12/31/96.............     $10.00      (0.24)          4.52         --          (1.91)
Class C
  Year ended 12/31/98....     $12.88      (0.27)          4.94         --          (2.92)
  Year ended 12/31/97....     $12.36      (0.21)          4.04         --          (3.31)
  Period from 1/2/96** to
    12/31/96.............     $10.00      (0.24)          4.51         --          (1.91)


------------------------------


  *  Tax return of capital.
 **  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  Includes tax return of capital of $0.37 per share.

                                                                                                                           NET
                                                                                                                        ASSETS AT
                                ENDING               RATIO TO AVERAGE NET ASSETS                                         END OF
                              NET ASSET    -----------------------------------------------                   PORTFOLIO   PERIOD
                              VALUE PER    NET INVESTMENT         NET            GROSS           TOTAL       TURNOVER    (000'S
                                SHARE           LOSS            EXPENSES        EXPENSES       RETURN(1)      RATE      OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
  Year ended 12/31/98....     $   16.66         (1.45)%           2.14%           2.14%           42.90%         78%        $954
  Year ended 12/31/97....     $   14.20         (1.49)%           2.18%           2.18%           10.67%        115%        $604
  Year ended 12/31/96....     $   13.64         (1.81)%           2.13%           2.13%           14.81%         57%        $340
Class B
  Year ended 12/31/98....     $   16.23         (2.18)%           2.89%           2.89%           41.98%         78%        $515
  Year ended 12/31/97....     $   13.99         (2.28)%           2.93%           2.93%            9.77%        115%        $189
  Year ended 12/31/96....     $   13.56         (2.53)%           2.88%           2.88%           14.14%         57%        $37
Class C
  Year ended 12/31/98....     $   16.25         (2.15)%           2.89%           2.89%           42.32%         78%        $256
  Year ended 12/31/97....     $   13.97         (2.32)%           2.93%           2.93%            9.82%        115%        $80
  Year ended 12/31/96....     $   13.54         (2.49)%           2.88%           2.88%           13.97%         57%        $ 2
Class I
  Year ended 12/31/98....     $   16.83         (1.23)%           1.89%           1.89%           43.30%         78%     88,$752
  Year ended 12/31/97....     $   14.28         (1.22)%           1.93%           1.93%           10.85%        115%     80,$964
  Year ended 12/31/96....     $   13.69         (1.56)%           1.88%           1.88%           15.22%         57%     96,$458
  Year ended 12/31/95....     $   11.95         (0.72)%           1.60%           1.60%           17.81%        155%    140,$642
  Period from 7/1/94 to
    12/31/94.............     $   14.95         (0.98)%(2)        1.58%(2)        1.58%(2)        13.06%         19%    223,$317
  Year ended 6/30/94.....     $   13.53         (0.63)%           1.55%           1.55%           (4.53)%        70%    202,$192
U.S. EMERGING GROWTH FUND
Class A
  Year ended 12/31/98....     $   14.96         (1.16)%           1.80%           2.93%           38.65%        197%      8,$058
  Year ended 12/31/97....     $   13.09         (0.88)%           1.80%           3.35%           33.54%        264%      2,$117
  Period from 1/2/96** to
    12/31/96.............     $   12.42         (1.36)%(2)        1.80%(2)        3.83%(2)        43.40%        204%      1,$275
Class B
  Year ended 12/31/98....     $   14.62         (1.91)%           2.55%           3.68%           37.64%        197%      8,$462
  Year ended 12/31/97....     $   12.90         (1.63)%           2.55%           4.10%           32.55%        264%      3,$786
  Period from 1/2/96** to
    12/31/96.............     $   12.37         (2.15)%(2)        2.55%(2)        3.62%(2)        42.90%        204%      1,$709
Class C
  Year ended 12/31/98....     $   14.63         (1.91)%           2.55%           3.68%           37.82%        197%      3,$301
  Year ended 12/31/97....     $   12.88         (1.63)%           2.55%           4.10%           32.50%        264%      1,$519
  Period from 1/2/96** to
    12/31/96.............     $   12.36         (2.13)%(2)        2.55%(2)        4.32%(2)        42.82%        204%      1,$766


------------------------------


  *  Tax return of capital.
 **  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  Includes tax return of capital of $0.37 per share.

                                                       NET
                                                     REALIZED
                           BEGINNING                   AND                                   ENDING
                             NET                     UNREALIZED                               NET
                            ASSET                      GAIN       DIVIDENDS    DISTRIBUTIONS  ASSET
                            VALUE         NET         (LOSS)      FROM NET     FROM NET      VALUE
                             PER        INVESTMENT      ON        INVESTMENT   INVESTMENT     PER
                            SHARE         LOSS       INVESTMENTS   INCOME       GAINS        SHARE
----------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
  Year ended 12/31/98....  $  11.03        (0.17)        6.81           --        (1.83)    $  15.84
  Year ended 12/31/97....  $   9.87        (0.17)        4.12           --        (2.79)    $  11.03
  Period from 12/26/96*
    to 12/31/96..........  $  10.00           --        (0.13)          --           --     $   9.87
Class B
  Year ended 12/31/98....  $  10.94        (0.27)        6.73           --        (1.80)    $  15.60
  Year ended 12/31/97....  $   9.87        (0.26)        4.12           --        (2.79)    $  10.94
  Period from 12/26/96*
    to 12/31/96..........  $  10.00           --        (0.13)          --           --     $   9.87
Class C
  Year ended 12/31/98....  $  10.93        (0.27)        6.71           --        (1.81)    $  15.56
  Year ended 12/31/97....  $   9.87        (0.25)        4.10           --        (2.79)    $  10.93
  Period from 12/26/96*
    to 12/31/96..........  $  10.00           --        (0.13)          --           --     $   9.87
TWENTY-FIVE FUND
Class A
  Year ended 12/31/98....  $  10.00        (0.15)        7.63        (0.07)       (1.35)    $  16.06
Class B
  Year ended 12/31/98....  $  10.00        (0.27)        7.57        (0.06)       (1.35)    $  15.89
Class C
  Year ended 12/31/98....  $  10.00        (0.25)        7.58        (0.02)       (1.35)    $  15.96

------------------------------

  *  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  For Opportunity Fund, excluding interest expense, net of reimbursement.
(4)  For Opportunity Fund, excluding interest expense, before reimbursement.
(5)  For Opportunity Fund, including interest expense, before reimbursement.

                                           RATIO TO AVERAGE NET ASSETS                                          NET
                           ------------------------------------------------------------                        ASSETS
                                                                                GROSS                            AT
                                                                               EXPENSES                        END OF
                              NET                                              INCLUDING                PORTFOLIO PERIOD
                           INVESTMENT          NET                GROSS        INTEREST       TOTAL     TURNOVER (000'S
                              LOSS         EXPENSES(3)           EXPENSES(4)   EXPENSE(5)    RETURN(1)  RATE   OMITTED)
---------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
  Year ended 12/31/98....       (1.28)%             2.14%            3.35%         3.45%       60.83%    376%  $9,852
  Year ended 12/31/97....       (1.71)%             2.14%            6.57%         6.85%       41.15%    298%  $1,084
  Period from 12/26/96*
    to 12/31/96..........       (2.14)%(2)          2.14%(2)         4.23%(2)      4.23%(2)    (1.30)%     0%  $  112
Class B
  Year ended 12/31/98....       (2.03)%             2.89%            4.10%         4.20%       59.60%    376%  $8,388
  Year ended 12/31/97....       (2.36)%             2.89%            7.32%         7.50%       40.25%    298%  $2,298
  Period from 12/26/96*
    to 12/31/96..........       (2.98)%(2)          2.89%(2)         4.98%(2)      4.98%(2)    (1.30)%     0%  $    1
Class C
  Year ended 12/31/98....       (2.06)%             2.89%            4.10%         4.20%       59.53%    376%  $2,764
  Year ended 12/31/97....       (2.49)%             2.89%            7.32%         7.63%       40.12%    298%  $  427
  Period from 12/26/96*
    to 12/31/96..........       (3.02)%(2)       2.89%(2)(3)         4.98%(2)      4.98%(2)    (1.30)%     0%  $    1
TWENTY-FIVE FUND
Class A
  Year ended 12/31/98....       (1.06)%             2.25%            9.37%          N/A        75.21%    294%  $3,181
Class B
  Year ended 12/31/98....       (1.78)%             3.00%           10.12%          N/A        73.37%    294%  $2,321
Class C
  Year ended 12/31/98....       (1.81)%             3.00%           10.12%          N/A        73.69%    294%  $  667

------------------------------

  *  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  For Opportunity Fund, excluding interest expense, net of reimbursement.
(4)  For Opportunity Fund, excluding interest expense, before reimbursement.
(5)  For Opportunity Fund, including interest expense, before reimbursement.

                     JUNDT FAMILY OF FUNDS APPLICATION FORM
                  QUESTIONS: CALL THE FUNDS AT 1-800-370-0612


I wish to establish or revise my account in the Funds checked below in accordance with these instructions, the terms and conditions of this form and the current Prospectus of the Funds, a copy of which I have received.


INSTRUCTIONS:        1)  Please complete Sections A through I, as applicable. Be sure to sign the certifications in
                         Section I. ALL SHAREHOLDERS MUST SIGN THE APPLICATION FORM EXACTLY AS THEIR NAMES APPEAR IN
                         SECTION A. BE SURE ALL JOINT TENANTS SIGN. ONLY THE CUSTODIAN FOR A MINOR MUST SIGN. FIDUCIARIES
                         AND OFFICERS OF CORPORATIONS OR OTHER ORGANIZATIONS SHOULD INDICATE THEIR CAPACITY OR TITLE.
                     2)  Please send this completed form and your check payable to each Fund in which you are investing to:
                         JUNDT FAMILY OF FUNDS, P.O. BOX 419168, KANSAS CITY, MO 64141-6168.
                     3)  If you wish to invest by telephone, call your investment dealer/adviser or the Funds at
                         1-800-370-0612. The Funds will assign a new account number to you. Then instruct your commercial bank to wire transfer "Federal Funds" via the Federal Reserve System to: STATE STREET BANK &
                         TRUST COMPANY, ABA #011000028; FOR CREDIT OF: [NAME OF FUND]; ACCOUNT NO.: 9905 154 2; ACCOUNT
                         NUMBER: [ASSIGNED BY TELEPHONE].

              SEE "HOW TO BUY FUND SHARES" IN THE PROSPECTUS FOR ORDER EFFECTIVENESS AND FURTHER INFORMATION.


--------------------------------------------------------------------------------

A. ACCOUNT
REGISTRATION          / / Individual ---------------------------------------------------------------------------
                                      First Name          Middle          Last Name          Social Security #
1. NAME               / / Joint Investor* ----------------------------------------------------------------------
                                       First Name          Middle          Last Name          Social Security #

                      *The account will be registered "Joint tenants with rights of survivorship" unless otherwise specified.

                      / / Trust Account -----------------------------------------------------------------------------
                                                        Name of Trust                         Tax Identification #
                      ----------------------------------------------------------------------------------------------
                      Date of Trust                 Trustee(s)

                      / / Corporation, Partnership or Other Entity ----------------------------------------------
                                                                     Type of Entity           Tax Identification #
                      ----------------------------------------------------------------------------------------------
                      Name of Entity

                      / / Transfer/Gift to
                      Minors
                                                 ---------------------------------------------------------------------
                                                 Custodian's Name (one name only)           Minor's State of Residence
                                                 ---------------------------------------------------------------------
                                                 Minor's Name                               Minor's Social Security #

2. ADDRESS                                                                    (   )
                      --------------------------------------------------  -----------------------------------------
                      Address/Apt. No.                                      Area Code     Business Telephone

                                                                              (   )
                      --------------------------------------------------  -----------------------------------------
                      City                      State        Zip Code       Area Code     Home Telephone

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B. INITIAL    The minimum initial investment is $1,000. Class A shares and Growth Fund Class I
INVESTMENT    shares (except for investments of $1 million or more) are subject to a front-end sales charge at the time of purchase. Class B and Class C shares may be subject to a contingent deferred sales charge at the time of redemption. If a Class is not selected, the purchase will be made in Class A shares (or Growth Fund Class I shares for investors qualified to purchase Class I shares). Orders for Class B shares of
              $250,000 or more will be treated as orders for Class A shares (or Growth Fund Class I shares for investors qualified to purchase Class I shares). NOTE: THE FUNDS WILL NOT
              ACCEPT THIRD PARTY CHECKS.

    -      Choose one Class of shares for each Fund. If you are purchasing Class I shares of Jundt Growth Fund, you must complete the attached Eligibility Certification Statement.
    -      Choose one dividend and capital gains distribution option for each Fund. IF NO ELECTION IS MADE, DIVIDENDS AND
           CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.

/ /        Deposit directly into my bank account. ATTACHED IS A VOIDED CHECK OR A SAVINGS DEPOSIT FORM SHOWING
           THE BANK ACCOUNT WHERE I WOULD LIKE YOU TO DEPOSIT DIVIDENDS AND DISTRIBUTIONS.
           / / Savings         / / Checking
/ /        Mail check to my address listed in Section A.

                                                                                                                 DIVIDENDS AND
                                               AMOUNT YOU ARE                 CLASS OF SHARES                    DISTRIBUTIONS
FUND NAME                                        INVESTING           A          B          C          I      REINVESTED   IN CASH
/ / Jundt Growth Fund                        $                      / /        / /        / /        / /        / /         / /
                                             ------------------
/ / Jundt U.S. Emerging Growth Fund          $                      / /        / /        / /                   / /         / /
                                             ------------------
/ / Jundt Opportunity Fund                   $                      / /        / /        / /                   / /         / /
                                             ------------------
/ / Jundt Twenty-Five Fund                   $                      / /        / /        / /                   / /         / /
                                             ------------------

--------------------------------------------------------------------------------

C. DEALER
INFORMATION           -----------------------------------------------------------------------------------------------
                      Name of Broker-Dealer            Name of Representative            Representative's Phone #
                      -----------------------------------------------------------------------------------------------
                      Branch Office Address                    Branch ID #                    Representative's ID #

--------------------------------------------------------------------------------

D. AUTOMATIC          / / Please arrange with my bank to invest the amount indicated below ($50 minimum) per month in
INVESTMENT            the Funds indicated.
PLAN
                      Please charge my bank account on the 5th day (or next business day) of each month. ATTACHED IS
                      A VOIDED CHECK, PHOTOCOPY OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK ACCOUNT ON
                      WHICH THE INVESTMENT IS GOING TO BE DRAWN.
                      / / Savings         / / Checking

    -      Choose one Class of shares for each Fund. If you are purchasing Class I shares of Jundt Growth Fund, you must complete the attached Eligibility Certification Statement.
    -      Choose one dividend and capital gains distribution option for each Fund. IF NO ELECTION IS MADE, DIVIDENDS AND
           CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.

/ /        Deposit directly into my bank account specified above.
/ /        Mail check to my address listed in Section A.

                                              AMOUNT YOU WANT                                                    DIVIDENDS AND
                                               INVESTED EACH                  CLASS OF SHARES                    DISTRIBUTIONS
FUND NAME                                          MONTH             A          B          C          I      REINVESTED   IN CASH
/ / Jundt Growth Fund                        $                      / /        / /        / /        / /        / /         / /
                                             ------------------
/ / Jundt U.S. Emerging Growth Fund          $                      / /        / /        / /                   / /         / /
                                             ------------------
/ / Jundt Opportunity Fund                   $                      / /        / /        / /                   / /         / /
                                             ------------------
/ / Jundt Twenty-Five Fund                   $                      / /        / /        / /                   / /         / /
                                             ------------------

--------------------------------------------------------------------------------

E. LETTER OF          / / I elect to take advantage of the Letter of Intention and agree to the escrow provisions
INTENTION               herein and certify that I am entitled to reduced rates in accordance with the provisions
(CLASS A ONLY)          herein. My initial investment will be at least 5% of the Letter of Intention amount. I intend to purchase, although I am not obligated to do so, shares of the Funds within a 13-month period, an aggregate amount of which will be at least:
                        / / $25,000        / / $50,000        / / $100,000        / / $1,000,000
                        / / This is a new Letter of Intention.
                        / / This is a retroactive 90-day Letter of Intention, requiring adjustment of prior purchase(s).

--------------------------------------------------------------------------------

F. COMBINED           / / I elect to take advantage of the Combined Purchase Privilege. Below is a list of accounts of qualifying
PURCHASE                  individuals, organizations or other persons (see "Special Purchase Plans -- Combined Purchase Privilege"
PRIVILEGE                 in the Statement of Additional Information) with which I wish to combine my purchase for reduced sales
(CLASS A AND JUNDT        charge purposes.
GROWTH FUND CLASS I
ONLY)
                      1.                                                            2.
                                 ------------------------------------------             ------------------------------------------
                                 Account Number       Fund Name                         Account Number               Fund Name
                                 ------------------------------------------             ------------------------------------------
                                 Owner(s) Name                                          Owner(s) Name
                                 ------------------------------------------             ------------------------------------------
                                 Relationship                                           Relationship

--------------------------------------------------------------------------------


G. TELEPHONE            SEE TERMS AND CONDITIONS FOR TELEPHONE REDEMPTIONS UNDER "HOW TO REDEEM FUND SHARES --
REDEMPTION PRIVILEGE    EXPEDITED REDEMPTIONS -- EXPEDITED TELEPHONE REDEMPTION" IN THE PROSPECTUS. Please indicate by checking the box below if you want the Telephone Redemption Privilege:

                      / / I hereby elect the Telephone Redemption Privilege. I WILL INDEMNIFY AND HOLD HARMLESS THE
                         TRANSFER AGENT, THE DISTRIBUTOR AND THE FUNDS FROM AND AGAINST ALL LOSSES, CLAIMS, EXPENSES
                         AND LIABILITIES THAT MAY ARISE OUT OF, OR BE IN ANY WAY CONNECTED WITH, A REDEMPTION OF
                         SHARES UNDER THIS EXPEDITED REDEMPTION PROCEDURE. Proceeds will be mailed to my address of record or wired to the bank account designated below. ATTACHED IS A VOIDED CHECK, PHOTOCOPY
                         OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK ACCOUNT TO WHICH PROCEEDS OF $1,000 OR
                         MORE MAY BE WIRED IF REQUESTED.
                                        / / Savings         / / Checking


--------------------------------------------------------------------------------

H. MONTHLY            / / Please send a check for the amounts specified below on the 20th day (or preceding business
WITHDRAWAL               day) of each month (minimum $100) from the Funds indicated below. This service is available only for accounts with balances of $10,000 or more. A contingent deferred sales charge may apply to redemptions of shares. Refer to "How to Redeem Fund Shares" in the Prospectus.

                                                                                AMOUNT OF MONTHLY
FUND NAME                                                                           WITHDRAWAL
/ / Jundt Growth Fund                                                                   $
                                                                                ------------------
/ / Jundt U.S. Emerging Growth Fund                                                     $
                                                                                ------------------
/ / Jundt Opportunity Fund                                                              $
                                                                                ------------------
/ / Jundt Twenty-Five Fund                                                              $
                                                                                ------------------

________________________________________________________________________________
I. SIGNATURE
AND
CERTIFICATION

Substitute Form W-9             JUNDT FAMILY OF FUNDS

                         SIGNATURE CARD AND               ----------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER          Account Number (to be completed by the
                            CERTIFICATION                                  Fund)

________________________________________________________________________________

PART I
                                                                        ------------------------------------
                                                            Social Security Number
        --------------------------------------------------
                  Name              PLEASE PRINT
                                                                    ---------------------------------------------
                                              REQUIRED -->                               or
                                                                    ---------------------------------------------
                                                            Tax Identification Number
                                                                    ---------------------------------------------
NOTE:  If the account is in more than one name, give the
       actual owner of the account or the first name
       listed on the account and their Tax Identification   NOTE:  If UGMA/UTMA, provide minor's Social Security or Tax
       Number.                                                     Identification Number.
Tax Residency:   / / U.S.   / / Other ---------------
                   (If you are not a U.S. tax resident,
                   please attach Form W-8 to this
                   application.)

________________________________________________________________________________

PART II       Are you an organization that meets the Internal Revenue Service ("IRS") definition of an exempt payee
              (I.E., corporations, the United States and its agencies, a state, etc., qualify as exempt but individuals DO NOT qualify as exempt)?
                                                      Yes / /        No / /

________________________________________________________________________________
CERTIFICATION:  UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER; AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE IRS THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.
CERTIFICATION INSTRUCTIONS: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

I hereby certify that I have received a current Prospectus, agree to be bound by its terms, and that I am empowered and duly authorized to execute and carry out the terms of this Application Form and to purchase and hold the shares subscribed for thereby, and further certify that this Application Form has been duly and validly executed on behalf of the person or entity listed above and constitutes a legal and binding obligation of such person or entity.

I hereby acknowledge that it is my obligation to notify my investment representative (at the time of investment) about my eligibility for any of the special purchase plans detailed in the Prospectus. Absent such notification, none of such plans will automatically be applied to any investment in Fund shares, and I have waived my eligibility for all applicable plans.
THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

________________________________________________________________________________
PLEASE
                                                REQUIRED
SIGN HERE
                Signature-->                              Date-->
________________________________________________________________________________

JOINT
               Signature-->                               Date-->
                                        ________________________________________
INVESTORS
PLEASE
SIGN HERE
                Signature-->                              Date-->
________________________________________________________________________________
    Please be sure to have all joint shareholders sign this card.

________________________________________________________________________________

NOTE: THIS SIGNED PAGE MUST ACCOMPANY THE PREVIOUS PAGE OF APPLICATION FORM

                    LETTER OF INTENTION AND TERMS OF ESCROW
           (CLASS A SHARES AND JUNDT GROWTH FUND CLASS I SHARES ONLY)

    If you estimate that during the next 13 months you will make a series of purchases totaling an amount which qualifies for a reduced sales charge, you may elect to take advantage of a Letter of Intention. The total investment must equal at least $25,000 in any class of shares of the Funds. The Letter of Intention does not obligate you to make purchases totaling a given amount, nor is any Fund making a binding commitment to sell you the full amount of the shares indicated.

As soon as the Funds are informed that you have chosen to invest with a Letter of Intention, each purchase in any Fund can receive the appropriate (lower) sales charge. You or your dealer must inform the applicable Fund EACH TIME that a purchase is made under a Letter of Intention. (Automatic Investment Plans are not allowed for Letter of Intention purchasers.) Your first purchase must be at least 5% of the Letter of Intention amount.

For example, if you choose a Letter of Intention at the $100,000 level, you are telling the Funds that you expect your purchases over the next 13 months to total at least $100,000. Your first purchase must be at least $5,000. Whenever you make another purchase and tell the applicable Fund you have a Letter of Intention for $100,000, you will be able to buy shares at the public offering price associated with a single purchase of $100,000.

Reduced rates on large transactions are limited to the following: an individual or a "company" as defined in Section 2(a)(8) of the Investment Company Act; an individual, his or her spouse and their children under the age of 21 purchasing securities for their own account; a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code); tax-exempt organizations enumerated in Section 501(c)(3) of the Code; and any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. Such rates are not allowable to a group of individuals whose funds are combined, directly or indirectly, for the purchase of securities or to the agent, custodian or other representative of such group.


Out of your initial purchase or purchases, 5% of the dollar amount specified in the Letter of Intention will be held in escrow by the Funds in the form of shares computed at the applicable public offering price. For example, if the amount of a Letter of Intention is $100,000 and the offering price (at the time of the initial transaction) is $10 a share, 500 shares ($5,000 worth) would be held in escrow. All shares purchased, including those escrowed, will be registered in your name and recorded in the same account, which will be credited fully with all income dividends and capital gain distributions declared. If the total purchases equal or exceed the amount specified by you as your expected aggregate purchases, the escrowed shares will be delivered to you or credited to your account. If total purchases are less than the amount specified, you will remit to the Fund(s) an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges you would have paid on your aggregate purchases if the total of such purchases had been made at a single time. Neither income dividends nor capital gain distributions taken in shares will apply toward the completion of a Letter of Intention. The contingent deferred sales charge (and not the front-end sales charge) will apply to Letters of Intention for $1,000,000 or more. However, if total purchases pursuant to such Letter of Intention are less than $1,000,000 after a period of 13 months from the date of the first credited investment, you will remit to the Fund(s) an amount equal to the front-end sales charge that would have applied if the actual aggregate amount invested was invested at one time, less any contingent deferred sales charge paid on any investment pursuant to such Letter of Intention redeemed during such period. The Fund(s) will prepare and mail a statement to you and your dealer or representative, if any, who shall be responsible for notifying you of the difference due. You may pay the difference due in cash or have it liquidated from the escrowed shares. If a check has not been received by the Fund(s) within 21 days of notification, it will be assumed that the preferred method is liquidation and a number of escrowed shares sufficient to realize the difference due will be redeemed and the remainder will be released or delivered.


Each Fund is hereby irrevocably appointed your attorney to surrender for redemption any or all escrowed shares under the conditions outlined above.

                             JUNDT FAMILY OF FUNDS
                      ELIGIBILITY CERTIFICATION STATEMENT

       Name: ___________________________________________________________________

       1. ELIGIBILITY TO PURCHASE CLASS A SHARES OR JUNDT GROWTH FUND CLASS I SHARES AT NET ASSET VALUE

       The above-named purchaser is eligible to purchase Class A shares of the Funds (or, if eligible to purchase Jundt Growth Fund Class I shares, such Class I shares) at net asset value because it falls into one or more of the following categories of investors:

              (CHECK ALL BOXES THAT APPLY)

              / /      Investment executive or other employee of a broker-dealer
or financial institution that has entered into an agreement with U.S. Growth Investments, Inc. for the distribution of Fund shares, an employee of a contractual service provider to the Funds, or a parent or immediate family member of any such person. Please give details, including name of person and broker-dealer, financial institution or service provider:

 _______________________________________________________________________________

 _______________________________________________________________________________

              / /      Trust company or bank trust department for funds held in
a fiduciary, agency, advisory, custodial or similar capacity.

              / /      States and their political subdivisions or
instrumentalities, departments, authorities and agencies thereof.

              / /      Registered investment advisers or their investment
advisory clients.

              / /      Section 401(a) employee benefit plans.

              / /      Section 403(b)(7) custodial accounts.

       I hereby certify that the enclosed investment represents a purchase of Fund shares for myself or a beneficial account. I also certify that, as described in the Funds' current Prospectus, I am eligible to purchase Class A shares (or, if eligible to purchase Jundt Growth Fund Class I shares, such Class I shares) at net asset value, and I will notify the Funds in the event I become ineligible for net asset value purchases.

       I understand that any intentional abuse of the net asset value purchase privilege may result in the application of retroactive sales charges or other penalties in the discretion of U.S. Growth Investments, Inc.

                                       Signature: ______________________________

                                       Date:     _______________________________

       2. ELIGIBILITY TO PURCHASE JUNDT GROWTH FUND CLASS I SHARES

       The above-named purchaser is eligible to purchase Class I shares of Jundt Growth Fund because it falls into the following categories of investors:

              (CHECK ALL BOXES THAT APPLY)

              / /      Shareholder of Jundt Growth Fund on December 28, 1995 who
has continuously held shares of the Funds since that date. Please give details, including name in which shares were held, and name of person and telephone number of any broker who held such shares:

 _______________________________________________________________________________

 _______________________________________________________________________________

              / /      Director, officer, employee or consultant of the Funds
(including partners and employees of outside legal counsel to the Funds), Jundt Associates, Inc. or U.S. Growth Investments, Inc. or a member of the immediate family, or a lineal ancestor or descendant, of any such person. Please give details, including name of person and company or firm:

 _______________________________________________________________________________

 _______________________________________________________________________________

              / /      Account for the benefit of any of the foregoing. Please
explain:

 _______________________________________________________________________________

 _______________________________________________________________________________

       I hereby certify that the enclosed investment represents a purchase of Jundt Growth Fund shares for myself or a beneficial account. I also certify that, as described in the Funds' current Prospectus, I am eligible to purchase Jundt Growth Fund Class I shares, and I will notify Jundt Growth Fund in the event I cease to be so eligible.

                                       Signature: ______________________________

                                       Date:     _______________________________

                    FIRMS THAT PROVIDE SERVICES TO THE FUNDS

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                 ADMINISTRATOR
                         Princeton Administrators, L.P.
                                 P.O. Box 9095
                          Princeton, New Jersey 08543

                                 TRANSFER AGENT
                       Investors Fiduciary Trust Company
                              330 West 9th Street
                          Kansas City, Missouri 64105


                                   CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                              Sixth and Marquette
                          Minneapolis, Minnesota 55479


                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP
                                 99 High Street
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                              2200 Norwest Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

    The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this Prospectus by reference.

    You may obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

    - CALLING THE FUNDS at 1-800-370-0612; or


    - WRITING THE FUNDS at 1550 Utica Avenue South, Suite 950, Minneapolis, MN 55416.


    You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-6009, or by calling 1-800-SEC-0330. Reports and other information about the Funds are also available free on the SEC's Internet site at http://www.sec.gov.

    Investment Company Act File Nos. 811-06317 and 811-09128.

                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                             ---------
THE FUNDS..................................................................................................          2
RISK/RETURN SUMMARY........................................................................................          2
FEES AND EXPENSES..........................................................................................          8
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS.................................................................         11
MANAGEMENT OF THE FUNDS....................................................................................         14
HOW TO BUY FUND SHARES.....................................................................................         15
DECIDING WHICH CLASS OF SHARES TO BUY......................................................................         16
HOW TO SELL YOUR FUND SHARES...............................................................................         19
DISTRIBUTIONS AND TAXES....................................................................................         21
FINANCIAL HIGHLIGHTS.......................................................................................         24
FIRMS THAT PROVIDE SERVICES TO THE FUNDS...................................................................         28
ADDITIONAL INFORMATION ABOUT THE FUNDS.....................................................................         29


    IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 1999 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                               [JUNDT FUNDS LOGO]

                               [JUNDT FUNDS LOGO]

                                   PROSPECTUS
                             (Class I Shares Only)
                                  May 1, 1999

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   THE FUNDS

    The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund) and Jundt Twenty-Five Fund (Twenty-Five Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This Prospectus relates exclusively to each Fund's Class I shares.

    CLASS I SHARES ARE BEING OFFERED IN THIS PROSPECTUS EXCLUSIVELY TO DIRECTORS, OFFICERS, EMPLOYEES OR CONSULTANTS OF THE FUNDS, JUNDT ASSOCIATES, INC. OR U.S. GROWTH INVESTMENTS, INC., IMMEDIATE FAMILY MEMBERS OF SUCH PERSONS, AND LINEAL ANCESTORS (PARENTS, GRANDPARENTS, ETC. AND DESCENDANTS, CHILDREN, GRANDCHILDREN, ETC.) OF SUCH PERSONS AND TO ACCOUNTS BENEFITING ANY SUCH PERSONS.

    BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.

                              RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

    Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective. The Funds are designed for long-term investors. Investors looking for current income or short-swing market gains should not invest in the Funds.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

    The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental "bottom up" approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or for the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

    - GROWTH FUND will maintain a portfolio of approximately 30 to 50 stocks of primarily medium-size to large American growth companies.

    - U.S. EMERGING GROWTH FUND will maintain a portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies.

    - OPPORTUNITY FUND will employ an aggressive yet flexible investment program emphasizing a portfolio of approximately 30 to 50 stocks of primarily American growth companies without regard to their size.

    - TWENTY-FIVE FUND will maintain a more concentrated portfolio of approximately 20 to 30 stocks of primarily American growth companies without regard to their size.

    Each Fund may enter into options and futures contracts to protect against adverse market price changes. In addition, Opportunity Fund and Twenty-Five Fund may borrow money to purchase additional investments, may sell securities short and may enter into options and futures contracts to generate additional investment returns.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

    - Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices.

    - The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

    - U.S. Emerging Growth Fund will, and Opportunity Fund and Twenty-Five Fund may, invest a substantial portion of their assets in stocks of smaller "emerging" companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies. However, their values may fluctuate more sharply than those of larger companies and subject the Funds to greater price volatility. Such investments also may be more difficult to sell than investments in larger companies.

    - Opportunity Fund and Twenty-Five Fund are non-diversified funds. In other words, they may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return. Since Twenty-Five Fund normally concentrates in a portfolio of 20 to 30 stocks, this risk may be increased.

    - Opportunity Fund and Twenty-Five Fund may borrow money to purchase additional investment securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses.

    - Each Fund may buy and sell put and call options and futures contracts (and related options) to hedge (protect) against changes in the prices of portfolio securities. Opportunity Fund and Twenty-Five Fund may also invest in such instruments to attempt to realize additional investment returns. These techniques involve additional risks. Moreover, there is no guarantee that the Funds will be able to utilize them effectively for their intended purposes. Their use by Opportunity Fund and Twenty-Five Fund may involve risks similar to the use of leverage.

    - Opportunity Fund and Twenty-Five Fund may, to a limited extent, sell securities short. When a security is sold "short", the Fund borrows the security sold to complete the sale and must replace the borrowed security at some future date. If the value of the security goes down between the sale date and the replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out a short sale position at a particular time or at an acceptable price.

    - Each Fund may invest to a limited extent in foreign securities. Foreign securities involve risks not typically associated with domestic investments. These include, among others, possible losses due to unfavorable movements in foreign currency exchange rates; less reliable information about issuers and markets; different accounting standards; illiquidity of certain securities and markets; and a greater possibility of economic or political instability.

    - An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW HAVE THE FUNDS PERFORMED OVER TIME?

    The following bar charts and tables show the Funds' annual returns and long-term performance. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.

GROWTH FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED
                             DECEMBER 31:
'92**                                                                        0.71%
'93**                                                                        0.06%
'94**                                                                        4.68%
'95**                                                                       17.81%
'96                                                                         15.22%
'97                                                                         10.85%
'98                                                                         43.30%

------------------------

*   QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

** TOTAL RETURN PRIOR TO DECEMBER 29, 1995 REFLECTS THE FUND'S PERFORMANCE AS A CLOSED-END FUND.

Best Quarter:..........................................   (Q4, '98)    24.32%
Worst Quarter:.........................................   (Q2, '94)    (6.36%)

    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998:

                                                                                       SINCE
                                                                                     INCEPTION
                                                               1-YEAR     5-YEAR     (9/3/91)
                                                              ---------  ---------  -----------
Class I.....................................................     43.30%     17.67%      13.43%
Russell 1000 Index..........................................     27.02%     23.35%      19.62%

------------------------

QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.


U.S. EMERGING GROWTH FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR THE YEAR ENDED
                            DECEMBER 31:

96                                                                        44.32%
97                                                                        33.87%
98                                                                        39.06%

------------------------

*   QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.


Best Quarter:..........................................  (Q4, '98)     25.52%
Worst Quarter:.........................................  (Q1, '97)     -6.00%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                          1 YEAR     (1/2/96)
                                                                         ---------  -----------
Class I................................................................     39.06%      39.06%
Russell 2000 Growth Index..............................................      1.23%       8.32%

------------------------

QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 2000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

OPPORTUNITY FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR THE YEAR ENDED
                            DECEMBER 31:

97                                                                        41.45%
98                                                                        61.29%

------------------------

*   QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.


Best Quarter:..........................................    (Q4, '98)     26.43%
Worst Quarter:.........................................    (Q4, '97)     -2.30%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                          1-YEAR    (12/26/96)
                                                                         ---------  -----------
Class I................................................................     61.29%      49.65%
Russell 3000 Index.....................................................     24.14%      26.96%

------------------------

QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

TWENTY-FIVE FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR THE YEAR ENDED
                            DECEMBER 31:
1998                                                                      75.43%

------------------------

*   QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.


Best Quarter:..........................................   (Q4, '98)    20.41%
Worst Quarter:.........................................   (Q2, '98)     9.62%


    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 1998:

                                                                                       SINCE
                                                                                     INCEPTION
                                                                                    (12/31/97)
                                                                                    -----------
Class I...........................................................................      75.43%
Russell 1000 Growth Index.........................................................      38.71%

------------------------

QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

                               FEES AND EXPENSES

    The following tables describe the fees and expenses that you may pay if you buy and hold Class I Fund shares.


GROWTH FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........               None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................               None

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................               1.00%
  Distribution and/or Service (12b-1) Fees........               None
  Other Expenses..................................               0.89
                                                              -------
  Total Annual Fund Operating Expenses............               1.89%

U.S. EMERGING GROWTH FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........            None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................            None

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................            1.00%
  Distribution and/or Service (12b-1) Fees........            None
  Other Expenses..................................            1.68
                                                           -------
  Total Annual Fund Operating Expenses............            2.68%*


------------------------

* EXPENSE REIMBURSEMENTS. During the year ended December 31, 1998, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares were 1.55%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.


OPPORTUNITY FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........            None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................            None

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................            1.30%
  Distribution and/or Service (12b-1) Fees........            None
  Other Expenses **...............................            1.80
                                                           -------
  Total Annual Fund Operating Expenses............            3.10%*


------------------------

* EXPENSE REIMBURSEMENTS. During the year ended December 31, 1998, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares were 1.89%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

**  Excludes interest expense, before reimbursements.

TWENTY-FIVE FUND
  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT)
  Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)...........            None
  Maximum Deferred Sales Charge (Load) (as a
    percentage of purchase price or redemption
    proceeds, whichever is lower).................            None

  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
  Management Fees.................................            1.30%
  Distribution and/or Service (12b-1) Fees........            None
  Other Expenses..................................            7.82
                                                           -------
  Total Annual Fund Operating Expenses............            9.12%*


------------------------

* EXPENSE REIMBURSEMENTS. During the year ended December 31, 1998, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares were 2.00%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                        ------   -------   -------   --------
      Growth Fund.....................   $192    $   594   $ 1,021    $ 2,212
      U.S. Emerging Growth Fund.......    271      1,357     1,945      3,537
      Opportunity Fund................    313      1,482     2,150      3,936
      Twenty-Five Fund................    893      3,096     4,638      7,971


------------------------

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND

    Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

    A Fund may not change its investment objective without the approval of the Fund's shareholders.

INVESTMENT STRATEGIES

    In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

    - GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues over $750 million. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes but not to generate additional investment returns.

    - U.S. EMERGING GROWTH FUND is a diversified fund that normally maintains a core portfolio of 30 to 50 stocks of primarily American emerging growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues less than $750 million. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions for hedging purposes, but not to generate additional investment returns.

    - OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk.

    - TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately 20 to 30 stocks of primarily American growth companies, without regard to their size. The Fund may also employ leverage, sell securities short and buy and sell futures and options contracts to generate additional investment returns. As described below, these techniques involve additional risk.

    Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, Jundt Associates seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation. Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt

Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or the potential for dividends.

    A Fund's cash level (including similar investments in short-term debt instruments) may increase when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds do not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds may not participate in market advances or declines to the same extent that they would have if they had remained more fully invested in stocks.

    The Funds generally intend to purchase securities for long-term investment. To a limited extent, however, a Fund may purchase securities in anticipation of relatively short-term gains. (In addition, Opportunity Fund and Twenty-Five Fund, to a limited extent, may sell securities short, which are short-term transactions.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable. Jundt Associates generally makes such changes without regard to portfolio turnover rates (a measure of change in fund investments). Each Fund's portfolio turnover rates have from time to time been quite high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains.

    Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of such restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

    In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; zero coupon debt securities; and options. The Funds may also engage in various other practices, such as securities lending. These instruments and practices and their related risks are described in the Statement of Additional Information.

OVERALL RISKS OF INVESTING IN THE FUNDS

    GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

    DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund and Twenty-Five Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, neither Opportunity Fund nor Twenty-Five may invest more than 25% of its assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

    SECTOR CONCENTRATION. At times, each Fund may invest more than 25% of its assets in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector.


    YEAR 2000 RISK. Many existing computer programs and systems, including some used by Jundt Associates and other Fund service providers, have been written in such a way that, without modification, they will not properly process and calculate date-related data after December 31, 1999. The Funds have been advised by Jundt Associates and other of the Funds' service providers that required system modifications will be completed on a timely basis and that they will be able to properly process such data for the Funds after that date. The cost of these modifications will not affect the Funds. However, failure by any of the Funds' service providers to successfully complete the required modifications in a timely manner could have a material adverse impact on the Funds.


    Additionally, Jundt Associates considers Year 2000 readiness when selecting portfolio holdings. However, there is no guarantee that the information Jundt Associates receives regarding a company's Year 2000 readiness is completely accurate. If a company in which a Fund invests has not satisfactorily addressed Year 2000 issues, the Fund's investment performance could suffer.

RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

    INVESTMENTS IN SMALLER COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund and Twenty-Five Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller "emerging" companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

    BORROWING AND LEVERAGE. Opportunity Fund and Twenty-Five Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

    OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to hedge (protect) against changes in the prices of portfolio opportunities. Opportunity Fund and Twenty-Five Fund to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize them effectively for their intended purposes. Options and futures contracts transactions involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

    Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

    Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for such options or futures contracts. However, there is no guarantee that the Fund will be able to effect "closing transactions" at any particular time or at an acceptable price.

    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

    SHORT SALES. Jundt Associates may sell a security short on behalf of Opportunity Fund or Twenty-Five Fund when it anticipates that the price of the security will decline. In such cases, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the loan security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government Securities). Further, neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

                            MANAGEMENT OF THE FUNDS

    Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

    Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or both of the firm's portfolio managers: James R. Jundt (Chairman and

Chief Executive Officer of Jundt Associates) and Marcus E. Jundt (Vice Chairman of Jundt Associates).

    - JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board, President and Chief Executive Officer of Growth Fund since 1991 and of Jundt Funds, Inc. (which includes U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund) since 1995. Mr. Jundt has approximately 35 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

    - MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. He has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 12 years of investment and related experience. Mr. Jundt also serves as the President of U.S. Growth Investments, Inc.

    Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund and Twenty-Five Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.

    Each Fund also engages various other service providers, as set forth under "Firms that Provide Services to the Funds" below.

                             HOW TO BUY FUND SHARES

    Class I shares are being offered in this Prospectus exclusively to directors, officers, employees or consultants of the Funds, Jundt Associates, Inc. or U.S. Growth Investments, Inc., immediate family members of such persons, and lineal ancestors (parents, grandparents, etc.) and descendants (children, grandchildren, etc.) of such persons and to accounts benefiting any such persons. IF YOU ARE NOT SUCH A PERSON OR ACCOUNT, YOU MAY NOT PURCHASE CLASS I SHARES (OR ANY OTHER CLASS OF FUND SHARES) UNDER THIS PROSPECTUS.

    If you are such a person or account, you may purchase any Fund's Class I shares at their NAV next determined after your order is received.

    You may purchase Fund shares on any day the New York Stock Exchange (NYSE) is open for business (generally, every week day other than customary national holidays).

    DETERMINATION OF NAV. NAV generally is calculated once daily as of 15 minutes after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is such Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, such investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in such securities.

    MINIMUM INVESTMENTS. The minimum initial investment in Class I shares of any Fund is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

    OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as set forth below).

    - PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 419168, Kansas City, MO 64141-6168 (for regular mail) or 330 West 9th Street, Kansas City, MO 64105 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

    - PURCHASES BY TELEPHONE. Call 1-800-370-0612 to obtain an account number and instructions (including instructions for wire transferring your investment to the Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address set forth under "Purchases By Mail").

    You may also open and account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no charges (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments. Most firms are not authorized to sell Class I shares.

    AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

    RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.

                          HOW TO SELL YOUR FUND SHARES

    You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

    The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

    You may not redeem your Fund shares on any day that the NYSE is closed (normally, weekends and customary national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

    If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

    SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

    - you request to redeem more than $50,000 worth of shares;

    - you have changed your account registration or address within the last 30 days;

    - you request the check be mailed to a different address than the one on your account;

    - you request the check be made payable to someone other than the account owner; or

    - you request the redemption or exchange proceeds be transferred to an account with a different registration.

    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

    EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Class I shares for Class I shares of equal value of another Fund.

    The minimum amount which you may exchange is $1,000. The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

    EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $25,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a fee for wire transfers.

    Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

    MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

    Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.

TAXES

    Distributions from the Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

    On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

    THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                 (This page has been left blank intentionally.)

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The Total Return information in the table represents the rate that an investor would have earned or lost on an investment in the respective Funds (assuming reinvestment of all dividends and distributions) for the indicated periods. This information has been derived from information audited by KPMG Peat Marwick LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


              (REPAGINATE SO SPREADING TABLES START ON EVEN PAGE.)

                                                      NET REALIZED
                           BEGINNING                      AND         DIVIDENDS    DISTRIBUTIONS
                           NET ASSET       NET         UNREALIZED      FROM NET      FROM NET
                           VALUE PER    INVESTMENT   GAIN (LOSS) ON   INVESTMENT    INVESTMENT
                             SHARE         LOSS       INVESTMENTS       INCOME         GAINS
------------------------------------------------------------------------------------------------
GROWTH FUND--CLASS I
  Year ended 12/31/98....    $14.28        (0.20)          6.27             --          (3.52)
  Year ended 12/31/97....    $13.69        (0.19)          1.63             --          (0.85)
  Year ended 12/31/96....    $11.95        (0.23)          2.05             --          (0.08)
  Year ended 12/31/95....    $14.95        (0.12)          2.71             --          (5.59)
  Period from 7/1/94 to
    12/31/94.............    $13.53        (0.07)          1.83             --          (0.34)*
  Year ended 6/30/94.....    $15.10        (0.11)         (0.57)            --          (0.89)(3)

U.S. EMERGING GROWTH
 FUND--CLASS I
  Year ended 12/31/98....    $13.25        (0.13)          5.10             --          (3.00)
  Year ended 12/31/97....    $12.51        (0.07)          4.12             --          (3.31)
  Period from 1/2/96** to
    12/31/96.............    $10.00        (0.11)          4.53             --          (1.91)

------------------------------

  *  Tax return of capital.
 **  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  Includes tax return of capital of $0.37 per share.

                             ENDING               RATIO TO AVERAGE NET ASSETS                                      NET ASSETS AT
                           NET ASSET    ------------------------------------------------                 PORTFOLIO END OF PERIOD
                           VALUE PER      NET INVESTMENT         NET           GROSS          TOTAL      TURNOVER     (000'S
                             SHARE             LOSS            EXPENSES       EXPENSES      RETURN(1)     RATE       OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND--CLASS I
  Year ended 12/31/98....    $16.83             (1.23)%          1.89%          1.89%          43.30%        78%       $ 88,752
  Year ended 12/31/97....    $14.28             (1.22)%          1.93%          1.93%          10.85%       115%       $ 80,964
  Year ended 12/31/96....    $13.69             (1.56)%          1.88%          1.88%          15.22%        57%       $ 96,458
  Year ended 12/31/95....    $11.95             (0.72)%          1.60%          1.60%          17.81%       155%       $140,642
  Period from 7/1/94 to
    12/31/94.............    $14.95             (0.98)%(2)       1.58%(2)       1.58%(2)       13.06%        19%       $223,317
  Year ended 6/30/94.....    $13.53             (0.63)%          1.55%          1.55%          (4.53)%       70%       $202,192

U.S. EMERGING GROWTH
 FUND--CLASS I
  Year ended 12/31/98....    $15.22             (0.91)%          1.55%          2.68%          39.06%       197%       $ 10,344
  Year ended 12/31/97....    $13.25             (0.63)%          1.55%          3.10%          33.87%       264%       $ 11,773
  Period from 1/2/96** to
    12/31/96.............    $12.51             (1.09)%(2)       1.55%(2)       3.44%(2)       44.32%       204%       $  9,025


------------------------------

  *  Tax return of capital.
 **  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  Includes tax return of capital of $0.37 per share.

                                                      NET REALIZED
                           BEGINNING                      AND         DIVIDENDS    DISTRIBUTIONS     ENDING
                           NET ASSET       NET         UNREALIZED      FROM NET      FROM NET      NET ASSET
                           VALUE PER    INVESTMENT   GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                             SHARE         LOSS       INVESTMENTS       INCOME         GAINS         SHARE
-------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND--CLASS I
  Year ended 12/31/98....    $ 11.06        (0.14)           6.85            --          (1.84)      $ 15.93
  Year ended 12/31/97....    $  9.87        (0.14)           4.12            --          (2.79)      $ 11.06
  Period from 12/26/96*
    to 12/31/96..........    $ 10.00           --           (0.13)           --             --       $  9.87

TWENTY-FIVE FUND--CLASS I
  Year ended 12/31/98....    $ 10.00        (0.10)           7.61         (0.09)         (1.35)      $ 16.07

------------------------------

  *  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  For Opportunity Fund, excluding interest expense, net of reimbursement.
(4)  For Opportunity Fund, excluding interest expense, before reimbursement.
(5)  For Opportunity Fund, including interest expense, before reimbursement.

                                                  RATIO TO AVERAGE NET ASSETS
                           -------------------------------------------------------------------------
                                                                                    GROSS EXPENSES
                                                                                      INCLUDING                      PORTFOLIO
                             NET INVESTMENT          NET             GROSS             INTEREST           TOTAL      TURNOVER
                                  LOSS           EXPENSES(3)      EXPENSES(4)         EXPENSE(5)        RETURN(1)     RATE
----------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND--CLASS I
  Year ended 12/31/98....          (1.04)%            1.89%            3.10%                3.20%          61.29%       376%
  Year ended 12/31/97....          (1.56)%            1.89%            6.32%                6.70%          41.45%       298%
  Period from 12/26/96*
    to 12/31/96..........          (1.89)%(2)         1.89%(2)         3.98%(2)             3.98%(2)       (1.30)%        0%

TWENTY-FIVE FUND--CLASS I
  Year ended 12/31/98....          (0.74)%            2.00%            9.12%                 N/A           75.43%       294%


                           NET ASSETS AT
                           END OF PERIOD
                               (000'S
                              OMITTED)
-------------------------
OPPORTUNITY FUND--CLASS I
  Year ended 12/31/98....     $   18,182
  Year ended 12/31/97....     $    3,973
  Period from 12/26/96*
    to 12/31/96..........     $      286
TWENTY-FIVE FUND--CLASS I
  Year ended 12/31/98....     $    2,926


------------------------------

  *  Commencement of operations.
(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(2)  Adjusted to an annual basis.
(3)  For Opportunity Fund, excluding interest expense, net of reimbursement.
(4)  For Opportunity Fund, excluding interest expense, before reimbursement.
(5)  For Opportunity Fund, including interest expense, before reimbursement.

                     JUNDT FAMILY OF FUNDS APPLICATION FORM
                             (CLASS I SHARES ONLY)
                  QUESTIONS: CALL THE FUNDS AT 1-800-370-0612


I wish to establish or revise my account in the Funds checked below in accordance with these instructions, the terms and conditions of this form and the current Prospectus of the Funds, a copy of which I have received.


INSTRUCTIONS:        1)  Please complete Sections A through F, as applicable. Be sure to sign the certifications in
                         Section F. ALL SHAREHOLDERS MUST SIGN THE APPLICATION FORM EXACTLY AS THEIR NAMES APPEAR IN
                         SECTION A. BE SURE ALL JOINT TENANTS SIGN. ONLY THE CUSTODIAN FOR A MINOR MUST SIGN. FIDUCIARIES
                         AND OFFICERS OF CORPORATIONS OR OTHER ORGANIZATIONS SHOULD INDICATE THEIR CAPACITY OR TITLE.
                     2)  Please send this completed form and your check payable to each Fund in which you are investing to:
                         JUNDT FAMILY OF FUNDS, P.O. BOX 419168, KANSAS CITY, MO 64141-6168.
                     3)  If you wish to invest by telephone, call the Funds at 1-800-370-0612. The Funds will assign a new account number to you. Then instruct your commercial bank to wire transfer "Federal Funds"
                         via the Federal Reserve System to: STATE STREET BANK & TRUST COMPANY, ABA #011000028; FOR CREDIT
                         OF: [NAME OF FUND]; ACCOUNT NO.: 9905 154 2; ACCOUNT NUMBER: [ASSIGNED BY TELEPHONE].

              SEE "HOW TO BUY FUND SHARES" IN THE PROSPECTUS FOR ORDER EFFECTIVENESS AND FURTHER INFORMATION.


--------------------------------------------------------------------------------

A. ACCOUNT
REGISTRATION          / / Individual ------------------------------------------------------------------------------------------
                                      First Name         Middle         Last Name         Social Security #

1. NAME               / / Joint Investor* ---------------------------------------------------------------------------------------
                                              First Name       Middle       Last Name       Social Security #

                      *The account will be registered "Joint tenants with rights of survivorship" unless otherwise specified.

                      / / Trust Account -----------------------------------------------------------------------------
                                              Name of Trust                             Tax Identification #

                      ----------------------------------------------------------------------------------------------
                      Date of Trust                 Trustee(s)

                      / / Corporation, Partnership or Other Entity ------------------------------------------------------------
                                                                     Type of Entity           Tax Identification #

                      ----------------------------------------------------------------------------------------------
                      Name of Entity

                    / / Transfer/Gift to Minors
                                                  ---------------------------------------------------------------------------
                                                  Custodian's Name (one name only)           Minor's State of Residence

                                                  ---------------------------------------------------------------------------
                                                  Minor's Name                               Minor's Social Security #

2. ADDRESS                                                                    (   )
                      --------------------------------------------------  -----------------------------------------
                      Address/Apt. No.                                      Area Code     Business Telephone

                                                                              (   )
                      --------------------------------------------------  -----------------------------------------
                      City                      State        Zip Code       Area Code     Home Telephone

--------------------------------------------------------------------------------

B. INITIAL    The minimum initial investment is $1,000. NOTE: THE FUNDS WILL NOT ACCEPT THIRD PARTY
INVESTMENT    CHECKS.

    -      You must complete the attached Eligibility Certification Statement.
    -      Choose one dividend and capital gains distribution option for each Fund. IF NO ELECTION IS MADE, DIVIDENDS AND
           CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.

/ /        Deposit directly into my bank account. ATTACHED IS A VOIDED CHECK OR A SAVINGS DEPOSIT FORM SHOWING
           THE BANK ACCOUNT WHERE I WOULD LIKE YOU TO DEPOSIT DIVIDENDS AND DISTRIBUTIONS.
           / / Savings         / / Checking
/ /        Mail check to my address listed in Section A.

                                                               DIVIDENDS AND
                                         AMOUNT YOU ARE        DISTRIBUTIONS
FUND NAME                                  INVESTING       REINVESTED   IN CASH
/ / Jundt Growth Fund                  $                      / /         / /
                                       ------------------
/ / Jundt U.S. Emerging Growth Fund    $                      / /         / /
                                       ------------------
/ / Jundt Opportunity Fund             $                      / /         / /
                                       ------------------
/ / Jundt Twenty-Five Fund             $                      / /         / /
                                       ------------------

--------------------------------------------------------------------------------

C. AUTOMATIC          / / Please arrange with my bank to invest the amount indicated below ($50 minimum) per month in
INVESTMENT                the Funds indicated.
PLAN
                      Please charge my bank account on the 5th day (or next business day) of each month. ATTACHED IS
                      A VOIDED CHECK, PHOTOCOPY OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK ACCOUNT ON
                      WHICH THE INVESTMENT IS GOING TO BE DRAWN.
                      / / Savings         / / Checking

    -      You must complete the attached Eligibility Certification Statement.
    -      Choose one dividend and capital gains distribution option for each Fund. IF NO ELECTION IS MADE, DIVIDENDS AND
           CAPITAL GAINS DISTRIBUTIONS WILL AUTOMATICALLY BE REINVESTED. Indicate whether cash distributions should be sent by check to your address of record or deposited directly in your bank account.

/ /        Deposit directly into my bank account specified above.
/ /        Mail check to my address listed in Section A.

                                        AMOUNT YOU WANT        DIVIDENDS AND
                                         INVESTED EACH         DISTRIBUTIONS
FUND NAME                                    MONTH         REINVESTED   IN CASH
/ / Jundt Growth Fund                  $                      / /         / /
                                       ------------------
/ / Jundt U.S. Emerging Growth Fund    $                      / /         / /
                                       ------------------
/ / Jundt Opportunity Fund             $                      / /         / /
                                       ------------------
/ / Jundt Twenty-Five Fund             $                      / /         / /
                                       ------------------

--------------------------------------------------------------------------------


D. TELEPHONE          Please indicate by checking the box below if you want the Telephone Redemption Privilege:
REDEMPTION PRIVILEGE  / / I hereby elect the Telephone Redemption Privilege. I WILL INDEMNIFY AND HOLD HARMLESS THE
                        TRANSFER AGENT, THE DISTRIBUTOR AND THE FUNDS FROM AND AGAINST ALL LOSSES, CLAIMS, EXPENSES
                        AND LIABILITIES THAT MAY ARISE OUT OF, OR BE IN ANY WAY CONNECTED WITH, A REDEMPTION OF
                        SHARES UNDER THIS EXPEDITED REDEMPTION PROCEDURE. Proceeds will be mailed to my address of record or wired to the bank account designated below. ATTACHED IS A VOIDED CHECK, PHOTOCOPY
                        OF A CHECK OR A SAVINGS DEPOSIT FORM SHOWING THE BANK ACCOUNT TO WHICH PROCEEDS OF $1,000 OR
                        MORE MAY BE WIRED IF REQUESTED.
                      / / Savings         / / Checking


--------------------------------------------------------------------------------

E. MONTHLY            / / Please send a check for the amounts specified below on the 20th day (or preceding business
WITHDRAWAL              day) of each month (minimum $100) from the Funds indicated below. This service is available only for accounts with balances of $10,000 or more. A contingent deferred sales charge may apply to redemptions of shares. Refer to "How to Redeem Fund Shares" in the Prospectus.

                                                                                AMOUNT OF MONTHLY
FUND NAME                                                                           WITHDRAWAL
/ / Jundt Growth Fund                                                           $
                                                                                ------------------
/ / Jundt U.S. Emerging Growth Fund                                             $
                                                                                ------------------
/ / Jundt Opportunity Fund                                                      $
                                                                                ------------------
/ / Jundt Twenty-Five Fund                                                      $
                                                                                ------------------

________________________________________________________________________________
F. SIGNATURE
AND
CERTIFICATION

Substitute Form W-9             JUNDT FAMILY OF FUNDS

                         SIGNATURE CARD AND               ----------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER          Account Number (to be completed by the
                            CERTIFICATION                                  Fund)

________________________________________________________________________________

PART I
                                                                       ------------------------------------
                                                      Social Security Number
              --------------------------------------
              Name         PLEASE PRINT
                                                                  ---------------------------------------------
                                        REQUIRED --)                                    or
                                                                  ---------------------------------------------
                                                      Tax Identification Number
                                                                  ---------------------------------------------
NOTE:  If the account is in more than one name, give
       the actual owner of the account or the first
       name listed on the account and their Tax       NOTE:  If UGMA/UTMA, provide minor's Social Security or Tax
       Identification Number.                                Identification Number.
Tax Residency:   / / U.S.   / / Other ----------
                   (If you are not a U.S. tax
                   resident, please attach Form W-8
                   to this application.)

________________________________________________________________________________

PART II       Are you an organization that meets the Internal Revenue Service ("IRS") definition of an exempt payee
              (I.E., corpora- tions, the United States and its agencies, a state, etc., qualify as exempt but individuals DO NOT qualify as exempt)?
                                                      Yes / /        No / /

________________________________________________________________________________
CERTIFICATION:  UNDER PENALTIES OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER; AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY THE IRS THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

CERTIFICATION INSTRUCTIONS: You must cross out item (2) above if you have been notified by IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return.

I hereby certify that I have received a current Prospectus, agree to be bound by its terms, and that I am empowered and duly authorized to execute and carry out the terms of this General Authorization Form and to purchase and hold the shares subscribed for thereby, and further certify that this General Authorization Form has been duly and validly executed on behalf of the person or entity listed above and constitutes a legal and binding obligation of such person or entity.

I hereby acknowledge that it is my obligation to notify my investment representative (at the time of investment) about my eligibility for any of the special purchase plans detailed in the Prospectus. Absent such notification, none of such plans will automatically be applied to any investment in Fund shares, and I have waived my eligibility for all applicable plans.

THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

________________________________________________________________________________
PLEASE
                                                REQUIRED
SIGN HERE
                Signature--)                              Date--)
________________________________________________________________________________

JOINT
               Signature--)                               Date--)
                                        ________________________________________
INVESTORS
PLEASE
SIGN HERE
                Signature--)                              Date--)
________________________________________________________________________________
    Please be sure to have all joint shareholders sign this card.

________________________________________________________________________________
NOTE: THIS SIGNED PAGE MUST ACCOMPANY THE PREVIOUS PAGE OF GENERAL AUTHORIZATION FORM

                             JUNDT FAMILY OF FUNDS
                      ELIGIBILITY CERTIFICATION STATEMENT

       Name: ___________________________________________________________________

       ELIGIBILITY TO PURCHASE CLASS I SHARES

       The above-named purchaser is eligible to purchase Class I shares of the Funds because it falls into the following categories of investors:

              (CHECK ALL BOXES THAT APPLY)

              / /      Director, officer, employee or consultant of the Funds
(including partners and employees of outside legal counsel to the Funds), Jundt Associates, Inc. or U.S. Growth Investments, Inc. or a member of the immediate family, or a lineal ancestor or descendant, of any such person. Please give details, including name of person and company or firm:

 _______________________________________________________________________________

 _______________________________________________________________________________

              / /      Account for the benefit of any of the foregoing. Please
explain:

 _______________________________________________________________________________

 _______________________________________________________________________________

       I hereby certify that the enclosed investment represents a purchase of Fund shares for myself or a beneficial account. I also certify that, as described in the Funds' current Prospectus, I am eligible to purchase Class I shares, and I will notify the Funds in the event I cease to be so eligible.

                                       Signature: ______________________________

                                       Date:     _______________________________

                    FIRMS THAT PROVIDE SERVICES TO THE FUNDS

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416

                                 ADMINISTRATOR
                         Princeton Administrators, L.P.
                                 P.O. Box 9095
                          Princeton, New Jersey 08543

                                 TRANSFER AGENT
                       Investors Fiduciary Trust Company
                              330 West 9th Street
                          Kansas City, Missouri 64105

                                   CUSTODIAN
                          Norwest Bank Minnesota, N.A.
                              Sixth and Marquette
                          Minneapolis, Minnesota 55479

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP
                                 99 High Street
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                              2200 Norwest Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

    The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this Prospectus by reference.

    You may obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

    - CALLING THE FUNDS at 1-800-370-0612; or

    - WRITING THE FUNDS at 1550 Utica Avenue South, Suite 950, Minneapolis, MN 55416.

    You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-6009, or by calling 1-800-SEC-0330. Reports and other information about the Funds are also available free on the SEC's Internet site at http://www.sec.gov.

    Investment Company Act File Nos. 811-06317 and 811-09128.

                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                             ---------
THE FUNDS..................................................................................................          2
RISK/RETURN SUMMARY........................................................................................          2
FEES AND EXPENSES..........................................................................................          7
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS.................................................................         10
MANAGEMENT OF THE FUNDS....................................................................................         13
HOW TO BUY FUND SHARES.....................................................................................         14
HOW TO SELL YOUR FUND SHARES...............................................................................         15
DISTRIBUTIONS AND TAXES....................................................................................         17
FINANCIAL HIGHLIGHTS.......................................................................................         19
FIRMS THAT PROVIDE SERVICES TO THE FUNDS...................................................................         24
ADDITIONAL INFORMATION ABOUT THE FUNDS.....................................................................         25


    IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF MAY 1, 1999 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

                               [JUNDT FUNDS LOGO]

                               JUNDT GROWTH FUND
                        JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612


                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 1999



    The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund are separately managed series of Jundt Funds, Inc.



    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' applicable Prospectus, dated May 1, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Funds at 1-800-370-0612 or your investment executive.


                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Investment Policies.......................................................  B-2
Investment Restrictions...................................................  B-11
Taxes.....................................................................  B-15
Advisory, Administrative and Distribution Agreements......................  B-16
Special Purchase Plans....................................................  B-21
Monthly Cash Withdrawal Plan..............................................  B-23
Compensation to Firms Selling Fund Shares.................................  B-24
Determination of Net Asset Value..........................................  B-25
Calculation of Performance Data...........................................  B-27
Directors and Officers....................................................  B-33
Counsel and Auditors......................................................  B-35
General Information.......................................................  B-36
Financial and Other Information...........................................  B-42



    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC. OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                              INVESTMENT POLICIES


    Growth Fund is an open-end diversified management investment company. U.S. Emerging Growth Fund is a "diversified" series, and each of Opportunity Fund and Twenty-Five Fund is a "non-diversified" series, of Jundt Funds, Inc., also an open-end management investment company. Each Fund's investment objective and principal investment policies and strategies are set forth in the Prospectus. The following information is intended to supplement the Prospectus disclosures.


OPTIONS

    Each Fund may purchase and sell put and call options on its portfolio securities to protect against changes in market prices. In addition, Opportunity Fund and Twenty-Five Fund may purchase and sell options to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives and could result in losses.

    CALL OPTIONS. Each Fund may sell covered call options on its securities and securities indices to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, Opportunity Fund and Twenty-Five Fund may sell uncovered (or "naked") call options; however, SEC rules require that such Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.

    In return for the premiums received when it sells a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commission) plus the amount of the premium.

    A Fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. The Fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

    PUT OPTIONS. Each Fund may sell covered put options in order to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

    In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

    A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

    PURCHASING PUT AND CALL OPTIONS. Each Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

    Each Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

    Opportunity Fund and Twenty-Five Fund may also purchase put and call options to enhance their current returns.


    RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Jundt Associates, Inc., each Fund's investment adviser (the "Investment Adviser"), will not forecast market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.


    An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

    Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

    Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

SPECIAL EXPIRATION PRICE OPTIONS

    Each Fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a Fund's profits if a special expiration price option is exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.

FUTURES CONTRACTS

    INDEX FUTURES CONTRACTS AND OPTIONS. Each Fund may buy and sell index futures contracts and related options for hedging purposes. In addition, Opportunity Fund and Twenty-Five Fund may purchase and sell such securities to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

    The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

    Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts.

    In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the Fund's securities.

    Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

    As an alternative to purchasing and selling call and put options on index futures contracts, each Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

    A Fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow such options to expire unexercised.

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

    MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

    Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The

Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

    When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

    Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each Fund from regulation as a "commodity pool," each Fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the Fund's existing futures and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

    LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, such securities will not generally be sold until the financial futures contracts can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

    The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transaction in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

    HEDGING RISKS. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

    Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. All participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.

    Opportunity Fund and Twenty-Five Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each Fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), Opportunity Fund and Twenty-Five Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

    OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.


FOREIGN SECURITIES



    Each Fund may invest up to 25% of its total assets in securities of foreign issuers. Each Fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.

DEBT SECURITIES



    In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund may also invest in non-investment grade "convertible" debt securities. See "Convertible Securities."



CONVERTIBLE SECURITIES



    Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.


INDEXED SECURITIES

    Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Each Fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Board of

Directors and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LEVERAGE


    Opportunity Fund and Twenty-Five Fund may borrow money to purchase additional portfolio securities. Growth Fund and U.S. Emerging Growth Fund may not borrow money for such purposes.



    Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create an interest expense for the Fund, which can exceed the investment return (if any) from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.


REVERSE REPURCHASE AGREEMENTS

    In connection with its leveraging activities, Opportunity Fund and Twenty-Five Fund may enter into reverse repurchase agreements, in which a Fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

SECURITIES LENDING


    Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

    Before a Fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Funds will not lend portfolio securities to borrowers affiliated with the Funds.

SHORT SALES

    Opportunity Fund and Twenty-Five Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

    A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

ZERO-COUPON DEBT SECURITIES

    Zero-coupon securities in which each Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a mutual fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

    When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

    Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

                            INVESTMENT RESTRICTIONS

    Each Fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of: (a) more than 50% of the outstanding shares of the Fund; or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each Fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders.

GROWTH FUND

    FUNDAMENTAL INVESTMENT RESTRICTIONS

    Growth Fund may not:

        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

        2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

        3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;

        4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures contracts transactions are not deemed to be pledges or hypothecations for this purpose);

        5. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

        6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities;

        7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

        8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts;

        9. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices;

        10. Make investments for the purpose of exercising control or management; or

        11. Invest more than 15% of its assets in illiquid securities.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    Growth Fund may not:

        1. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

        2.  Purchase equity securities in private placements; or

        3. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such instruments (at the time of purchase) will exceed 5% of its total assets.


U.S. EMERGING GROWTH FUND


    FUNDAMENTAL INVESTMENT RESTRICTIONS


    U.S. Emerging Growth Fund may not:


        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

        2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

        3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;

        4. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

        5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in selling portfolio securities;

        6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

        7. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS


    U.S. Emerging Growth Fund may not:


        1. Invest in securities issued by other investment companies in excess of limitations imposed by federal and applicable state law;

        2. Make investments for the purpose of exercising control or management;

        3.  Invest more than 15% of its net assets in illiquid securities;

        4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by Fundamental Restriction 3 above (collateral arrangements with respect to margin requirements for options and futures contracts transactions are not deemed to be pledges or hypothecations for this purpose);

        5. Purchase securities on margin, or make short sales of securities (other than short sales "against the box"), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts; or

        6.  Purchase equity securities in private placements.

OPPORTUNITY FUND AND TWENTY-FIVE FUND

    FUNDAMENTAL INVESTMENT RESTRICTIONS

    Neither Opportunity Fund nor Twenty-Five Fund may:

        1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

        2. Borrow money, except from banks for temporary or emergency purposes or as required in connection with otherwise permissible leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information) and then only in an amount not in excess of one-third of the value of the Fund's total assets;

        3. Purchase or sell commodities or commodity contracts, except as required in connection with otherwise permissible options, futures contracts and commodity activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

        4. Make loans of its assets to other parties, including loans of its securities (although it may, subject to the other restrictions or policies stated in the Funds' Prospectus and in this Statement of Additional Information, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), in excess of one-third of its total assets;

        5. Issue senior securities, as defined in the Investment Company Act, except as required in connection with otherwise permissible options, futures contracts and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

        6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

        7. Underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling certain of its portfolio securities.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

    Neither Opportunity Fund nor Twenty-Five Fund may:

        1. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities, and except as required in connection with otherwise permissible options, futures contracts, short selling and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

        2. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

        3. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

        4. Make investments for the purpose of exercising control or management;

        5.  Invest more than 15% of its net assets in illiquid securities; or

        6.  Purchase equity securities in private placements.

                                    *  *  *

    With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of a Fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.

                                     TAXES

    Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

    As a regulated investment company, each Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

    Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. To the extent possible, each Fund intends to make sufficient distributions to avoid this 4% excise tax.

    Each Fund, or the shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

    Each Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, I.E., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

    Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.

              ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT


    Jundt Associates, Inc. (the "Investment Adviser"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, serves as each Fund's investment adviser. James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock. The Investment Adviser was incorporated in December 1982.



    The Investment Adviser has been retained as each Fund's investment adviser pursuant to investment advisory agreements between the Investment Adviser and each Fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each Fund and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.


    The Investment Adviser furnishes office space, equipment and personnel to each Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each Fund who are affiliated persons of the Investment Adviser.

    Each Fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors; the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and qualifying shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; and any extraordinary expenses of a non-recurring nature.

    For its services, the Investment Adviser receives from each of Growth Fund and U.S. Emerging Growth Fund a monthly fee at an annual rate of 1.0% of the Fund's average daily net assets and from each of Opportunity Fund and Twenty-Five Fund a monthly fee at an annual rate of 1.3% of the Fund's average daily net assets. During the fiscal years ended December 31, 1996, 1997 and 1998, Growth Fund paid the Investment Adviser fees of $1,054,008, $906,945 and $824,938, respectively; during the fiscal years ended December 31, 1996, 1997 and 1998, U.S. Emerging Growth Fund paid the Investment Adviser fees of $108,940 $163,666 and $214,784, respectively; during the fiscal years ended December 31, 1996, 1997 and 1998, Opportunity Fund paid the Investment Adviser fees of $71, $61,941 and $236,669, respectively; and during the fiscal year ended December 31, 1998, Twenty-Five Fund paid the Investment Adviser fees of $42,951.


    The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc., Jundt Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND PORTFOLIO TURNOVER RATE


    The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.



    Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the Funds.



    Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may consider distribution of Fund shares when choosing broker-dealers.



    Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions are averaged as to price.



    During the years ended December 31, 1996, 1997 and 1998, Growth Fund paid commissions to brokers and futures commission merchants of $166,936, $121,872 and $134,262, respectively; during the years ended December 31, 1996, 1997 and 1998, U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $3,564, $27,740 and $89,565, respectively; during the years ended December 31, 1996, 1997 and 1998, Opportunity Fund paid commissions to brokers and futures commission merchants of $0, $21,502 and $27,376, respectively; and, during the year ended December 31, 1998, Twenty-Five Fund paid commissions to brokers and futures commission merchants of $260,378.


ADMINISTRATION AGREEMENT


    Princeton Administrators, L.P. (the "Administrator"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith, Inc., performs various administrative and accounting services for the Funds.



    Under the terms of an administration agreement between the Administrator and each Fund (the "Administration Agreements"), the Administrator performs or arranges for the performance of the following administrative services to each
Fund: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and filing of certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the Funds' registrations as open-end investment companies; (c) coordination of tax related matters; (d) responses to inquiries from Fund shareholders; (e) calculation and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of Fund expenses; (i) consultations with Fund officers and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund.


    The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Fund's counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Fund, are deemed expenses of, and shall be paid by, the Fund.


    For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum fee of $125,000, a monthly fee at an annual rate of .20% of the first $600 million of the Fund's average daily net assets and .175% of the Fund's average daily net assets in excess of $600 million. In the case of U.S. Emerging Growth Fund and Opportunity Fund, the Administrator waived in its entirety the annual minimum fee for all periods through December 31, 1997 and agreed to reduce such annual minimum fee to $40,000 for the fiscal year ending December 31, 1998 and (on a pro rata basis) for the six-month period ending June 30, 1999. In the case of Twenty-Five Fund, the Administrator has agreed to reduce the annual minimum fee to $40,000 for the period from the Fund's inception through December 31, 1998 and (on a pro rata basis) through June 30, 1999. During the years ended December 31, 1996, 1997 and 1998, Growth Fund paid the Administrator fees of $210,802, $181,389 and $164,897, respectively; during the years ended December 31, 1996, 1997 and 1998, U.S. Emerging Growth Fund paid the Administrator fees of $21,788, $32,733 and $42,957, respectively; during the years ended December 31, 1996, 1997 and 1998, Opportunity Fund paid the Administrator fees of $11, $9,529 and $40,000, respectively; and, during the year ended December 31, 1998, Twenty-Five Fund paid the Administrator fees of $40,000.


    The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by The Jundt Growth Fund, Inc. or Jundt Funds, Inc. on 60 days' written notice to the Administrator and by the Administrator on 90 days' written notice to The Jundt Growth Fund, Inc. or Jundt Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

    The principal address of the Administrator is P.O. Box 9095, Princeton, New Jersey 08543.

DISTRIBUTOR

    Pursuant to Distribution Agreements by and between U.S. Growth Investments, Inc. (the "Distributor") and each of the Funds (the "Distribution Agreements"), the Distributor serves as the principal underwriter of each Fund's shares. Each Fund's shares are offered continuously by and through the Distributor. As agent of each Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which such dealers and/or financial institutions also may sell Fund shares.

RULE 12b-1 DISTRIBUTION PLANS

    Rule 12b-1 under the Investment Company Act provides that any payments made by a Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, each Fund adopted a separate Rule 12b-1 Distribution Plan for each of its Class A, Class B and Class C shares. There is no Rule 12b-1 Distribution Plan for any Fund's Class I shares.


    Rule 12b-1 requires that the Distribution Plans (the "Plans") and the Distribution Agreements be approved initially, and thereafter at least annually, by a vote of the Board of Directors, including a majority of the directors who are not interested persons of the Funds and who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the plan or agreement. Rule 12b-1 requires that each Distribution Agreement and each Plan provide, in substance:


        (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

        (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and


        (c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund's shares.

    Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

    Rule 12b-1 provides that a Fund may rely upon Rule 12b-1 only if the selection and nomination of the disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1 provides that a Fund may implement or continue the Plans only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders.


    Under its Distribution Plan, each of Class A, Class B and Class C of each Fund pays the Distributor a service fee equal on an annual basis to .25% of the average daily net assets attributable to each such Class. This fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.



    The Distribution Plans of Class B and Class C of each Fund provide for the additional payment of a distribution fee to the Distributor, equal on an annual basis to .75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class B and Class C shares, including the provision of initial and ongoing sales compensation to the Distributor's sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

    For the year ended December 31, 1998, the Distributor earned the following Rule 12b-1 distribution and service fees:



                                                                                 DISTRIBUTION  SERVICE
                                                                                    FEES        FEES
                                                                                 -----------  ---------
GROWTH FUND
  Class A......................................................................         N/A   $   1,683
  Class B......................................................................   $   2,417         806
  Class C......................................................................         786         262
U.S. EMERGING GROWTH FUND
  Class A......................................................................         N/A      10,052
  Class B......................................................................      38,132      12,710
  Class C......................................................................      14,973       4,991
OPPORTUNITY FUND
  Class A......................................................................         N/A       8,955
  Class B......................................................................      27,890       9,297
  Class C......................................................................       6,529       2,176
TWENTY-FIVE FUND
  Class A......................................................................         N/A       2,136
  Class B......................................................................       2,113         704
  Class C......................................................................       1,602         534


                             SPECIAL PURCHASE PLANS


TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS



    Investors Fiduciary Trust Company, 330 West 9th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent and dividend disbursing agent. Norwest Bank Minnesota, N.A., Sixth and Marquette, Minneapolis, Minnesota 55479, serves as the Funds' custodian. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.


    AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through an automatic investment plan. Under such a plan, the investor authorizes a Fund to withdraw a specific amount (minimum dollars $50 per withdrawal) from the investor's bank account and to invest such amount in shares of the Fund. Such purchases are normally made on the 5th day of each month, or the next business day thereafter. Further information is available from the Distributor.

    COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front-end sales charge ("FESC") schedule for Class A shares (and Growth Fund Class I shares, if eligible to purchase such shares) set forth in the Prospectus by combining purchases of any Class of shares of the Funds, if the combined purchase of all such shares totals at least $25,000:

        (i) an individual or a "company" as defined in Section 2(a)(8) of the Investment Company Act;

        (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

       (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under Section 401 of the Code;

       (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Code;

        (v) employee benefit plans of a single employer or of affiliated employers;

       (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

    CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class A shares of a Fund (or Growth Fund Class I shares) may qualify for a Cumulative Quantity Discount. The applicable FESC will then be based on the total of:

        (i) the investor's current purchase; and

        (ii) the net asset value (at the close of business on the previous day) of shares of the Funds held by the investor; and

       (iii) the net asset value of shares of any Class of shares of the Funds owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege" (see above).

    For example, if an investor owned shares worth $15,000 at the then current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $25,000 purchase.

    To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a dealer, when each purchase is made the investor or dealer must provide the Fund whose shares are being purchased with sufficient information to verify that the purchase qualifies for the privilege or discount.

    LETTER OF INTENTION. Investors wishing to purchase Class A shares of a Fund (or Growth Fund Class I Shares, if eligible to purchase such shares) may also obtain the reduced FESC shown in the Prospectus by means of a written Letter of Intention, which expresses the investor's intention to invest not less than $25,000 (including certain "credits," as described below) within a period of 13 months in any Class of shares of the Funds. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intention. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter of Intention; however, the 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention.

    For example, assume that an investor signs a Letter of Intention to invest at least $25,000 as set forth above and that the investor and the investor's spouse and children under twenty-one have previously invested $10,000 in shares which are still held by such persons. It will only be necessary to invest a total of $15,000 during the 13 months following the first date of purchase of such shares in order to qualify for the sales charges applicable to investments of $25,000.


    The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. Absent an instruction to the contrary, such additional purchases shall be in shares of each Fund in proportion to the respective number of shares held by such investor in each Fund at the time of such additional purchases.


    Investors electing to take advantage of the Letter of Intention should carefully review the appropriate provisions on the application form attached to the Prospectus.


                          MONTHLY CASH WITHDRAWAL PLAN

    Any investor who owns or buys shares of the Funds valued at $10,000 or more at the current offering prices may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested at net asset value in additional shares of the Fund to which such distributions relate. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of shares. Redemptions for the purpose of withdrawal are made on the 20th day of the month (or on the preceding business day if the 20th day falls on a weekend or is a holiday) at that day's closing net asset value, and checks are mailed on the next business day. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of a Class which imposes an FESC would normally be disadvantageous to the investor because of the FESC payable on such purchases. For this reason, an investor may not maintain an Automatic Investment Plan for the accumulation of shares of a Class which imposes an FESC (other than through reinvestment of distributions) and a Withdrawal Plan at the same time. Each Fund or the Distributor may terminate or change the terms of the Withdrawal Plan at any time. The Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

    Since the Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds make no recommendations or representations in this regard.


                   COMPENSATION TO FIRMS SELLING FUND SHARES



    The Distributor receives all front-end sales charges ("FESCs"), contingent deferred sales charges ("CDSCs") and Rule 12b-1 distribution and service fees. These charges are described in detail in the Prospectus. The Distributor pays portions of the FESCs and Rule 12b-1 fees to firms authorized to sell Fund shares ("Authorized Firms"). Authorized Firms may be paid different amounts and types of compensation depending upon which Class of shares is sold.



    REALLOWANCE OF FESCS IN CONNECTION WITH SALES OF CLASS A AND GROWTH FUND'S CLASS I SHARES SUBJECT TO A FESC. Sales of Class A shares, and certain sales of Growth Fund Class I shares, are subject to a FESC. These charges are described in detail in the Prospectus. The following table sets forth the FESC amount received by the Authorized Firm with whom your investment executive is associated (as a percentage of the offering price of the Class A or Class I shares subject to a FESC):



                                                                                           FESC PAID TO
AMOUNT OF INVESTMENT                                                                      AUTHORIZED FIRM
--------------------------------------------------------------------------------------  -------------------
Less than $25,000.....................................................................            4.50%
$25,000 but less than $50,000.........................................................            4.25%
$50,000 but less than $100,000........................................................            3.50%
$100,000 but less than $250,000.......................................................            2.50%
$250,000 but less than $1,000,000.....................................................            1.75%
$1,000,000 and greater................................................................               *


------------------------

* For investments of $1 million and greater, the Authorized Firm receives a commission of 1% of the investment amount up to $2.5 million, .50% of the amount between $2.5 million and $5 million and .25% of the amount over $5 million.



    INITIAL COMPENSATION PAID TO AUTHORIZED FIRMS IN CONNECTION WITH SALES OF CLASS B AND CLASS C SHARES. Although Fund shareholders do not pay a FESC in connection with investments in Class B and Class C shares, the Distributor pays Authorized Firms initial compensation of 4% of the amount invested in connection with purchases of Class B shares and initial compensation of 1% of the amount invested in connection with purchases of Class C shares.



    REALLOWANCE OF RULE 12B-1 SERVICE AND DISTRIBUTION FEES. In addition to initial compensation paid to Authorized Firms in connection with sales of Fund shares, as described above, the Distributor pays Authorized Firms an annual fee of .25% of each Fund investment (beginning one year after the purchase date) for Class A and Class B shares and an annual fee of 1% of each Fund investment (beginning one year after the purchase date) for Class C shares.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value per share is calculated separately for each Class of shares of each Fund. The assets and liabilities attributable to each Class of shares is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.


    The portfolio securities in which each Fund invests fluctuate in value, and hence each Fund's net asset value per share also fluctuates. On December 31, 1998, the net asset value and the maximum public offering price of each Class of each Fund's shares was calculated as follows:


                                  GROWTH FUND

CLASS A SHARES


                                           Net Assets Attributable to Class A ($954,469)
Net Asset Value Per Share ($16.66)    =    ---------------------------------------------
                                                Class A Shares outstanding (57,274)

Maximum Public Offering Price Per               Net Asset Value Per Share ($16.66)
Share ($17.58)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)


CLASS B SHARES


                                           Net Assets Attributable to Class B ($514,781)
Net Asset Value Per Share ($16.23)    =      -----------------------------------------
                                                Class B Shares outstanding (31,720)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES


                                           Net Assets Attributable to Class C ($256,061)
Net Asset Value Per Share ($16.25)    =     ------------------------------------------
                                                Class C Shares outstanding (15,755)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES


                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($16.83)    =                    ($88,751,952)
                                           ---------------------------------------------
                                              Class I Shares outstanding (5,271,919)



Maximum Public Offering Price Per               Net Asset Value Per Share ($16.83)
Share ($17.76)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)

                           U.S. EMERGING GROWTH FUND


CLASS A SHARES


                                                Net Assets Attributable to Class A
Net Asset Value Per Share ($14.96)    =                    ($8,057,903)
                                           ---------------------------------------------
                                               Class A Shares outstanding (538,450)



Maximum Public Offering Price Per               Net Asset Value Per Share ($14.96)
Share ($15.79)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)


CLASS B SHARES


                                                Net Assets Attributable to Class B
Net Asset Value Per Share ($14.62)    =                    ($8,461,927)
                                              ---------------------------------------
                                               Class B Shares outstanding (578,674)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES


                                                Net Assets Attributable to Class C
Net Asset Value Per Share ($14.63)    =                    ($3,300,701)
                                            ------------------------------------------
                                               Class C Shares outstanding (225,611)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES


                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($15.22)    =                    ($10,344,213)
                                             ----------------------------------------
                                               Class I Shares outstanding (679,633)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

                                OPPORTUNITY FUND

CLASS A SHARES


                                                Net Assets Attributable to Class A
Net Asset Value Per Share ($15.84)    =                    ($9,852,486)
                                           ---------------------------------------------
                                               Class A Shares outstanding (622,136)



Maximum Public Offering Price Per               Net Asset Value Per Share ($15.84)
Share ($16.72)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)


CLASS B SHARES


                                                Net Assets Attributable to Class B
Net Asset Value Per Share ($15.60)    =                    ($8,387,842)
                                            -------------------------------------------
                                               Class B Shares outstanding (537,815)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES


                                                Net Assets Attributable to Class C
Net Asset Value Per Share ($15.56)    =                    ($2,763,646)
                                            ------------------------------------------
                                               Class C Shares outstanding (177,606)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES


                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($15.93)    =                    ($18,181,699)
                                             ----------------------------------------
                                              Class I Shares outstanding (1,141,200)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

                                TWENTY-FIVE FUND

CLASS A SHARES


                                                Net Assets Attributable to Class A
Net Asset Value Per Share ($16.06)    =                    ($3,181,271)
                                           ---------------------------------------------
                                               Class A Shares outstanding (198,082)



Maximum Public Offering Price Per               Net Asset Value Per Share ($16.06)
Share ($16.95)                        =           -------------------------------
                                                     1 - Maximum FESC (5.25%)


CLASS B SHARES


                                                Net Assets Attributable to Class B
Net Asset Value Per Share ($15.89)    =                    ($2,320,648)
                                              ---------------------------------------
                                               Class B Shares outstanding (146,031)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS C SHARES


                                           Net Assets Attributable to Class C ($667,262)
Net Asset Value Per Share ($15.96)    =     ------------------------------------------
                                                Class C Shares outstanding (41,808)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

CLASS I SHARES


                                                Net Assets Attributable to Class I
Net Asset Value Per Share ($16.07)    =                    ($2,926,482)
                                             ----------------------------------------
                                               Class I Shares outstanding (182,068)


(MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER
                                     SHARE)

                        CALCULATION OF PERFORMANCE DATA

    For purposes of quoting and comparing the performance of each Class of each Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return" or "cumulative total return." These total return quotations are and will be computed separately for each Class of shares. Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                        n
                                  P(1+T) = ERV

 Where: P      =      a hypothetical initial payment of $1,000;
        T      =      average annual total return;
        n      =      number of years; and
      ERV      =      ending redeemable value at the end of the period of a hypothetical
                      $1,000 payment made at the beginning of such period.

    This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

    Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     ERV - P
                          CTR = (--------------) x 100
                                        P

  Where: CTR      =      Cumulative total return;
         ERV      =      ending redeemable value at the end of the period of a hypothetical
                         $1,000 payment made at the beginning of such period; and
           P      =      initial payment of $1,000.

    This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

    Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

    The average annual total return and cumulative total return figures calculated in accordance with the foregoing formulas assume in the case of Class A shares the maximum FESC has been deducted from the hypothetical initial investment at the time of purchase, or in the case of Class B or Class C shares the maximum applicable CDSC has been paid upon the hypothetical redemption of the shares at the end of the period.

    Past performance is not predictive of future performance. All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    Set forth below is selected performance information and comparative index information for each Fund.



                                                   GROWTH FUND
-----------------------------------------------------------------------------------------------------------------
                                                                                               CUMULATIVE
                                                                                              TOTAL RETURN
                                               AVERAGE ANNUAL TOTAL RETURNS                (FOR PERIODS ENDED
                                          (FOR PERIODS ENDED DECEMBER 31, 1998)            DECEMBER 31, 1998)
                                     ------------------------------------------------  --------------------------
                                                              SINCE         SINCE         SINCE         SINCE
                                                            INCEPTION     INCEPTION     INCEPTION     INCEPTION
                                      1 YEAR     5 YEAR    (9/3/91)(a)  (12/29/95)(a)  (9/3/91)(a)  (12/29/95)(a)
                                     ---------  ---------  -----------  -------------  -----------  -------------
CLASS A SHARES
  Without sales charge.............      42.90%       n/a         n/a         22.58%          n/a         84.49%
  With sales charge deducted(b)....      35.40        n/a         n/a         20.40           n/a         74.80
CLASS B
  Without sales charge.............      41.98        n/a         n/a         21.75           n/a         80.75
  With sales charge deducted(c)....      37.98        n/a         n/a         21.07           n/a         77.75
CLASS C
  Without sales charge.............      42.32        n/a         n/a         21.80           n/a         81.01
  With sales charge deducted(d)....      41.32        n/a         n/a         21.80           n/a         81.01
CLASS I
  Without sales charge.............      43.30      17.67%      13.43%          n/a        151.86%        85.98
  With sales charge deducted(b)....      35.77      16.41       12.60           n/a        138.64         76.22
RUSSELL 1000 INDEX(e)..............      27.02      23.35       19.62         27.29        271.79        106.63
LIPPER GROWTH FUND INDEX(f)........      25.69      19.82       17.26         23.67        221.47         89.14


------------------------------
(a) Total returns prior to December 29, 1995 reflects Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b) Maximum initial front-end sales charge of 5.25%.

(c) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(d) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.


(e) Composite performance of the 1,000 largest U.S. companies based on total market capitalization. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is August 31, 1991.



(f) Composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.



                           [Insert Morningstar Data]

                                      U.S. EMERGING GROWTH FUND
-----------------------------------------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL
                                                               RETURNS                 CUMULATIVE
                                                          (FOR PERIODS ENDED          TOTAL RETURN
                                                          DECEMBER 31, 1998)       (FOR PERIOD ENDED
                                                     ----------------------------  DECEMBER 31, 1998)
                                                                  SINCE INCEPTION   SINCE INCEPTION
                                                      ONE YEAR       (1/2/96)           (1/2/96)
                                                     -----------  ---------------  ------------------
CLASS A
  Without sales charge.............................       38.65%         38.52%            165.52%
  With sales charge deducted(a)....................       31.37          36.05             151.58
CLASS B
  Without sales charge.............................       37.64          37.67             160.71
  With sales charge deducted(b)....................       33.64          37.14             157.71
CLASS C
  Without sales charge.............................       37.82          37.69             160.79
  With sales charge deducted(c)....................       36.92          37.69             160.79
CLASS I
  Without sales charge.............................       39.06          39.06             168.66
RUSSELL 2000 GROWTH INDEX(d).......................        1.23           8.32              27.07
LIPPER SMALL CAP GROWTH FUND INDEX(e)..............       -0.85           9.26              30.42


------------------------------
(a) Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.


(d) Composite performance of companies within the Russell 2000 Index (the 2000 smallest of the 3000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and forecasted growth values. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1995.



(e) Composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1995.



                           [Insert Morningstar Data]

                                            OPPORTUNITY FUND
--------------------------------------------------------------------------------------------------------
                                                            AVERAGE ANNUAL TOTAL
                                                                  RETURNS                 CUMULATIVE
                                                             (FOR PERIODS ENDED          TOTAL RETURN
                                                             DECEMBER 31, 1998)       (FOR PERIOD ENDED
                                                        ----------------------------  DECEMBER 31, 1998)
                                                                     SINCE INCEPTION   SINCE INCEPTION
                                                         ONE YEAR      (12/26/96)         (12/26/96)
                                                        -----------  ---------------  ------------------
CLASS A
  Without sales charge................................       60.83%         49.28%            124.06%
  With sales charge deducted(a).......................       52.39          45.33             112.30
CLASS B
  Without sales charge................................       59.60          48.24             120.93
  With sales charge deducted(b).......................       55.60          47.23             117.93
CLASS C
  Without sales charge................................       59.53          48.14             120.63
  With sales charge deducted(c).......................       58.53          48.14             120.63
CLASS I
  Without sales charge................................       61.29          49.65             125.19
RUSSELL 3000 INDEX(d).................................       24.14          26.96              61.72
LIPPER CAPITAL APPRECIATION FUND INDEX(e).............       19.98          19.89              44.08


------------------------------
(a) Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.


(d) Composite performance of the 3000 largest U.S. companies based on total market capitalization. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1996.



(e) Composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1996.

                                              TWENTY-FIVE FUND
------------------------------------------------------------------------------------------------------------
                                                                                          CUMULATIVE TOTAL
                                                                      AVERAGE ANNUAL         RETURN FROM
                                                                     TOTAL RETURN FOR         INCEPTION
                                                                      ONE YEAR ENDED     (12/31/97) THROUGH
                                                                     DECEMBER 31, 1998    DECEMBER 31, 1998
                                                                    -------------------  -------------------
CLASS A
  Without sales charge............................................           75.21%               75.21%
  With sales charge deducted(a)...................................           66.02                66.02
CLASS B
  Without sales charge............................................           73.37                73.37
  With sales charge deducted(b)...................................           69.37                69.37
CLASS C
  Without sales charge............................................           73.69                73.69
  With sales charge deducted(c)...................................           72.69                72.69
CLASS I (no sales charges apply)..................................           75.43                75.43
RUSSELL 1000 GROWTH INDEX(d)......................................           38.71                38.71
LIPPER CAPITAL APPRECIATION FUND INDEX(e).........................           19.98                19.98


------------------------------

(a) Maximum initial front-end sales charge of 5.25%.



(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.



(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.



(d) Composite performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.



(e) Composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.


    Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, as reported by Lipper Analytical Services, Inc. or similar independent services or financial publications, and may also contrast a Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper Analytical Services, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Adviser's personnel and their reputation in the financial community.

                             DIRECTORS AND OFFICERS


    The Board of Directors of Growth Fund and Jundt Funds, Inc. is responsible for the overall management and operation of each Fund. The officers of Growth Fund and Jundt Funds, Inc. are responsible for the day-to-day operations of the Fund under the Board's supervision. Directors and officers of Growth Fund and Jundt Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below. All positions held are with both Growth Fund and Jundt Funds, Inc.



                                                         PRINCIPAL OCCUPATION DURING
    NAME AND ADDRESS           POSITIONS HELD        PAST 5 YEARS AND OTHER AFFILIATIONS
-------------------------  ----------------------  ----------------------------------------
James R. Jundt (1)(2)      Chairman of the Board,  Chairman of the Board, Chief Executive
1550 Utica Avenue South     President and Chief     Officer, Secretary and portfolio
Suite 950                   Executive Officer       manager of the Investment Adviser since
Minneapolis, MN 55416                               its inception in 1982. Chairman of the
                                                    Board, President, Chief Executive
                                                    Officer and a portfolio manager of
                                                    Growth Fund since 1991 and Jundt Funds,
                                                    Inc. since 1995. Chairman of the Board
                                                    of the Distributor since 1995. Also a
                                                    trustee of Gonzaga University and the
                                                    Minneapolis Institute of Arts and a
                                                    director of three private companies.
John E. Clute              Director                Dean and Professor of Law, Gonzaga
807 East Highland                                   University School of Law, since 1991;
 View Ct.                                           previously Senior Vice President --
Spokane, WA 99223-6210                              Human Resources and General Counsel,
                                                    Boise Cascade Corporation (forest
                                                    products). Director of Growth Fund
                                                    since 1991 and Jundt Funds, Inc. since
                                                    1995. Also a director of Hecla Mining
                                                    Company (mining).

                                                         PRINCIPAL OCCUPATION DURING
    NAME AND ADDRESS           POSITIONS HELD        PAST 5 YEARS AND OTHER AFFILIATIONS
-------------------------  ----------------------  ----------------------------------------
Floyd Hall                 Director                Chairman, President and Chief Executive
3100 West Big Beaver Road                           Officer of K-Mart Corporation
Troy, MI 48084                                      (retailing) since 1995. Chairman and
                                                    Chief Executive Officer of The Museum
                                                    Company (retailing) and Alva Replicas
                                                    Company (manufacturer of statuary and
                                                    sculpture) from 1989 to 1995; from 1984
                                                    to 1989, Chairman and Chief Executive
                                                    Officer of The Grand Union Company
                                                    (grocery store chain). Director of
                                                    Growth Fund since 1991 and Jundt Funds,
                                                    Inc. since 1995. Also a director of
                                                    Jamesway Corp. (discount retailing) as
                                                    well as a private company.
Demetre M. Nicoloff        Director                Cardiac and thoracic surgeon, Cardiac
1492 Hunter Drive                                   Surgical Associates, P.A., Minneapolis,
Wayzata, MN 55391                                   Minnesota. Director of Growth Fund
                                                    since 1991 and Jundt Funds, Inc. since
                                                    1995. Also a director of Optical
                                                    Sensors for Medicine, Inc. (patient
                                                    monitoring equipment); ATS Medical,
                                                    Inc. (heart valves); Micromedics, Inc.
                                                    (instrument trays, ENT specialty
                                                    products and fibrin glue applicators);
                                                    Possis Medical Inc. (cardiovascular
                                                    surgical products); Applied Biometrics,
                                                    Inc. (cardiac output measuring
                                                    devices); and Sonometrics, Inc.
                                                    (ultrasound imaging equipment).
Darrell R. Wells           Director                Managing Director, Security Management
4350 Brownsboro Road,                               Company (asset management firm) in
Suite 310                                           Louisville, Kentucky. Director of
Louisville, KY 40207                                Growth Fund since 1991 and Jundt Funds,
                                                    Inc. since 1995. Also a director of
                                                    Churchill Downs Inc. (race track
                                                    operator) and Citizens Financial Inc.
                                                    (insurance holding company), as well as
                                                    several private companies.
Jon C. Essen, CPA          Treasurer               Senior Financial Analyst, Norwest
1550 Utica Avenue South                             Investment Services, Inc., 1997 to
Suite 950                                           1998. Fund Reporting and Control
Minneapolis, MN 55416                               Superviser, Voyageur Funds Inc., 1994
                                                    to 1997.

                                                         PRINCIPAL OCCUPATION DURING
    NAME AND ADDRESS           POSITIONS HELD        PAST 5 YEARS AND OTHER AFFILIATIONS
-------------------------  ----------------------  ----------------------------------------
James E. Nicholson         Secretary               Partner with the law firm of Faegre &
2200 Norwest Center                                 Benson LLP, Minneapolis, Minnesota,
Minneapolis, MN 55402                               which has served as general counsel to
                                                    the Investment Adviser, Growth Fund,
                                                    Jundt Funds, Inc. and the Distributor
                                                    since their inception. Secretary of
                                                    Growth Fund since 1991 and Jundt Funds,
                                                    Inc. since 1995.


------------------------
(1) Director who is an "interested person" of each Fund, as defined in the Investment Company Act.

(2) "Controlling person" of the Investment Adviser, as defined in the Investment Company Act. Mr. Jundt beneficially owns 95% of the stock of the Investment Adviser. Mr. Jundt also owns 100% of the stock of the Distributor and is, therefore, a controlling person of the Distributor as well.


    Growth Fund and Jundt Funds, Inc. (together, the "Fund Complex") together have agreed to pay each director who is not an "interested person" of either Growth Fund or Jundt Funds, Inc. a fee of $13,000 per year plus $1,300 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid by Growth Fund, Jundt Funds, Inc. or the Fund Complex to officers or directors who are "interested persons" of either Growth Fund or Jundt Funds, Inc.



    Director fees and expenses aggregated $108,864 for the fiscal year ended December 31, 1998. The following table sets forth for such period the aggregate compensation (excluding expense reimbursements) paid by the Fund Complex to the directors during the year ended December 31, 1998:


                               COMPENSATION TABLE


                                                    AGGREGATE COMPENSATION
                                                    FROM THE FUND COMPLEX
                                          ------------------------------------------
                                                              PENSIONS OR RETIREMENT
                                            TWELVE-MONTH       BENEFITS ACCRUED AS
                                            PERIOD ENDED       PART OF FUND COMPLEX
NAME OF DIRECTOR                          DECEMBER 31, 1998          EXPENSES
----------------------------------------  -----------------   ----------------------
James R. Jundt..........................          None            None
Demetre M. Nicoloff.....................       $18,200            None
Darrell R. Wells........................       $18,200            None
John E. Clute...........................       $18,200            None
Floyd Hall..............................       $15,600            None


                              COUNSEL AND AUDITORS


    Faegre & Benson LLP, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' general counsel. KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, has been selected as the Funds' independent auditors for the fiscal year ending December 31, 1999.

                              GENERAL INFORMATION


    Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.



    Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only such Class, such as such Class' Rule 12b-1 plan. In addition, shares of all Classes of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.



    Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence.



    Under Minnesota law, each director of a company, such as Growth Fund or Jundt Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of their directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).


    Minnesota law does not permit a corporation to eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty.

Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.


    Neither Growth Fund nor Jundt Funds, Inc. is required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the Board of Directors of Growth Fund or Jundt Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.


    Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Fund Shares" in the Prospectus.


    Except as set forth below, no person owned of record or, to the knowledge of Growth Fund or Jundt Funds, Inc., as applicable, owned of record or beneficially more than 5% of any Class of a Fund's common shares as of December 31, 1998:



                                    GROWTH FUND
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Merrill Lynch FBO                               9,443  Class A          R                 16%
  Customer Accounts                             9,776  Class B          R                 30
4800 Deer Lake Drive East, 3rd Floor            5,492  Class C          R                 34
Jacksonville, Florida 32246                 4,075,864  Class I          R                 77

                               GROWTH FUND (CONT'D)
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Vacans Corporation                             12,313  Class A          R                 21%
Profit Sharing Plan
59 East Horizon Circle
Oro Valley, Arizona 85737

BT Alex Brown Incorporated FBO                  3,621  Class A          R                  6%
Customer Accounts
P.O. Box 1346
Baltimore, Maryland 21203

Mont J. Fair                                    3,038  Class A          R                  5%
134 Longview
Manhattan, Kansas 66502

Dennis G. Fair                                  3,038  Class A          R                  5%
Box 1063
Manhattan, Kansas 66505

Lorraine C. Westley IRA                         5,815  Class A          R                 10%
Piper Jaffray, Custodian
222 South 9th Street
Minneapolis, Minnesota 55402

Mary Lou Kielkucki and                          2,072  Class B          R                  6%
  Raymond F. Kielkucki JTWROS
236 Liberty Place
South St. Paul, Minnesota 55075

Robert Pohl and Susan Strong, Trustees          4,411  Class B          R                 13%
FPO Pohl-Strong Family Rev Trust
1917 Mission Ridge Road
Santa Barbara, California 93103

Dain Rauscher Incorporated FBO                  3,483  Class B          R                 10%
Peggy Beydler, Trustee
Albert H. Richers Irrev Trust
102 River Road
Sweeny, Texas 77480-9723

Piper Jaffray Inc. FBO                            922  Class C          R                  5%
Janet E. Cruff IRA
222 South Ninth Street
Minneapolis, Minnesota 55402

                               GROWTH FUND (CONT'D)
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Marlow L. Wathke &                              1,643  Class C          R                 10%
  Barbara J. Wathke
Marital Prop W/O WROS
Special Account
3800 Markgraff Road
Fall Creek, Wisconsin 54742

Piper Jaffray, Custodian, FBO                     958  Class C          R                  6%
Roy W. Thompson IRA
222 South Ninth Street
Minneapolis, Minnesota 55402

Everen Securities, Inc. FBO                     1,021  Class C          R                  6%
R. Creighton Buck Family Trust
111 East Kilbourn Avenue
Milwaukee, Wisconsin 53202

Piper Jaffray, Custodian, FBO                     843  Class C          R                  5%
Susan J. Drigalla IRA
222 South Ninth Street
Minneapolis, Minnesota 55402

James R. Jundt                                         Class I          B
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416



                             U.S. EMERGING GROWTH FUND
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Merrill Lynch FBO                              76,286  Class A          R                 14%
  Customer Accounts                           122,720  Class B          R                 21
4800 Deer Lake Drive East, 3rd Floor           86,619  Class C          R                 38
Jacksonville, Florida 32246                   504,664  Class I          R                 74

REM Inc. & Affiliates                         153,411  Class A          R                 28%
Employees Retirement Plan
6921 York Avenue South
Edina, Minnesota 55435

Wendel & Co.                                   47,585  Class I          R                  7%
c/o Bank of New York
P.O. Box 1066
Wall Street Station
New York, New York 10268

                        U.S. EMERGING GROWTH FUND (CONT'D)
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
James R. Jundt                                         Class I          B
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416



                                 OPPORTUNITY FUND
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Merrill Lynch FBO                              80,771  Class B          R                 15%
  Customer Accounts                            61,530  Class C          R                 34
4800 Deer Lake Drive East, 3rd Floor        1,001,423  Class I          R                 87
Jacksonville, Florida 32246

Alan G. Atha                                   63,371  Class A          R                 10%
2 Malibu Lane
Rockport, Texas 78382

REM Inc. & Affiliates                          67,141  Class A          R                 10%
Employees Retirement Plan
6921 York Avenue South
Edina, Minnesota 55435

Paul W. Bottum and                             97,298  Class A          R                 15%
  Teri B. Bottum JTWROS
1933 Oriole Avenue North
Stillwater, Minnesota 55082

James R. Jundt                                         Class I          B
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416



                                 TWENTY-FIVE FUND
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Merrill Lynch FBO                              19,902  Class A          R                 10%
  Customer Accounts                             7,839  Class B          R                  5%
4800 Deer Lake Drive East, 3rd Floor           28,959  Class C          R                 69%
Jacksonville, Florida 32246                    21,823  Class I          R                 59%

Vacans Corporation                             15,572  Class A          R                  7%
Profit Sharing Plan
59 East Horizon Circle
Oro Valley, Arizona 85737

                             TWENTY-FIVE FUND (CONT'D)
-----------------------------------------------------------------------------------
                                                                   RECORD (R) OR
                                               NUMBER OF          BENEFICIAL (B)      PERCENTAGE
NAME AND ADDRESS                              SHARES OWNED           OWNERSHIP         OF CLASS
----------------------------------------  --------------------  -------------------   ----------
Dain Rauscher Inc. FBO                         11,668  Class A          R                  5%
Easley Hauling Service Inc.
P.O. Box 10
Yakima, Washington 98907

Timothy J. Tonella and                         16,282  Class A          R                  8%
  Alma O. Tonella, Trustees
Timothy & Alma Rev Trust
13322 Montecito Street
Tustin, California 92782

Dain Rauscher Inc. FBO                          9,005  Class B          R                  6%
Curtis M. Sundquist and
Mary R. Sundquist JTTEN
1408 Bittner Road
Takima, Washington 98901

Dain Rauscher Inc. FBO                         10,853  Class B          R                  7%
Sundquist Fruit & Cold Storage Inc.
P.O. Box 1308
Yakima, Washington 98907

Dain Rauscher Inc. FBO                         14,314  Class B          R                  9%
Marvin W. Sundquist
P.O. Box 1308
Yakima, Washington 98907

Thomas L. Press                                25,820  Class I          R                 14%
3515 Green Ridge Road
Minnetonka, Minnesota 55305

James R. Jundt                                         Class I          B                   %
1550 Utica Avenue South, Suite 950            108,084  Class I          R                 59
Minneapolis, Minnesota 55416

                        FINANCIAL AND OTHER INFORMATION


    The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statements of Growth Fund and Jundt Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statements") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statements have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.



    In addition, the Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 1998 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference.


    Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                     PART C
                               OTHER INFORMATION

ITEM 23 -- EXHIBITS

         (a)(1)    Articles of Incorporation and Series A and Series B
                    Certificates of Designation(1)
         (a)(2)    Amended Series A and Series B Certificates of Designation(2)
         (a)(3)    Series C Certificate of Designation(3)
         (b)       Bylaws(3)
         (c)       Not applicable
         (d)(1)    Jundt U.S. Emerging Growth Fund Investment Advisory
                   Agreement(4)
         (d)(2)    Jundt Opportunity Fund Investment Advisory Agreement(2)
         (d)(3)    Jundt Twenty-Five Fund Investment Advisory Agreement(3)
         (e)(1)    Jundt U.S. Emerging Growth Fund Distribution Agreement(4,5)
         (e)(2)    Jundt Opportunity Fund Distribution Agreement(1,5)
         (e)(3)    Jundt Twenty-Five Fund Distribution Agreement(3)
         (e)(4)    Form of Selected Dealer Agreement(1,5)
         (f)       Not applicable
         (g)       Custodian Contract(1)
         (h)(1)    Transfer Agency and Service Agreement(1)
         (h)(2)    Amended and Restated Administration Agreement
         (i)       Opinion and Consent of Faegre & Benson LLP(3)
         (j)       Consent of KPMG Peat Marwick LLP
         (k)       Not applicable
         (l)       Not applicable
         (m)(1)    Jundt U.S. Emerging Growth Fund Class A Distribution
                   Plan(4,5)
         (m)(2)    Jundt U.S. Emerging Growth Fund Class B Distribution
                   Plan(4,5)
         (m)(3)    Jundt U.S. Emerging Growth Fund Class C Distribution Plan(4)
         (m)(4)    Jundt Opportunity Fund Class A Distribution Plan(1,5)
         (m)(5)    Jundt Opportunity Fund Class B Distribution Plan(1,5)
         (m)(6)    Jundt Opportunity Fund Class C Distribution Plan(1)
         (m)(7)    Jundt Twenty-Five Fund Class A Distribution Plan(3)
         (m)(8)    Jundt Twenty-Five Fund Class B Distribution Plan(3)
         (m)(9)    Jundt Twenty-Five Fund Class C Distribution Plan(3)


         (n)       Not required
         (o)(1)    Jundt U.S. Emerging Growth Fund Rule 18f-3 Plan(4,5)
         (o)(2)    Jundt Opportunity Fund Rule 18f-3 Plan(1,5)
         (o)(3)    Jundt Twenty-Five Fund Rule 18f-3 Plan(3)
         (p)       Powers of Attorney(4)

------------------------

 (1) Incorporated by reference to exhibits to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on December 5, 1996.

 (2) Incorporated by reference to exhibits to Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on September 3, 1997.

 (3) Incorporated by reference to exhibits to Post-Effective Amendment No. 6 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on December 15, 1997.

 (4) Incorporated by reference to exhibits to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 33-99080) filed with the Commission on December 22, 1995.

 (5) Plan or agreement, as applicable, was amended effective April 22, 1997 solely to change the name of each Fund's previously designated Class A shares to "Class I" shares and to change the name of each Fund's previously designated Class D shares to "Class A" shares. Because no other amendments were effected, the amended agreement or plan, as applicable, have not been refiled as exhibits.

ITEM 24 -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Registrant is under common control with The Jundt Growth Fund, Inc., an open-end management investment company, by virtue of the fact that the Registrant and The Jundt Growth Fund, Inc. share a common investment adviser. There are no other persons, to the Registrant's knowledge, that are directly or indirectly controlled by or under common control with the Registrant.

ITEM 25 -- INDEMNIFICATION

    The Articles of Incorporation (Exhibit (a)(1)-(3)) and Bylaws (Exhibit b) of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended.
Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person: (a) has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; (b) acted in good faith; (c) received no improper personal benefit; (d) complied with the Minnesota Statute dealing with directors conflicts of interest, if applicable; (e) in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful; and (f) reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

    The Articles of Incorporation of the Registrant further provide that, to the fullest extent permitted by the Minnesota Business Corporations Act, as existing or amended (except as prohibited by the Investment Company Act of 1940, as amended) a director of the Registrant shall not be liable to the Registrant or its shareholders for monetary damages for breach of fiduciary duty as director.

    The form of Selected Dealer Agreement (Exhibit (e)(3)) between the Registrant's principal underwriter, U.S. Growth Investments, Inc. (the "Distributor"), and any broker-dealer with which the Distributor enters into such Selected Dealer Agreement provides that each of the parties to the Selected Dealer Agreement agrees to indemnify and hold the other harmless, including such parties' officers, directors and any person who is or may be deemed to be a controlling person of such party, from and against any losses, claims, damages, liabilities or expenses, whether joint or several, to which any such person or entity may become subject under the Securities Act of 1933 or otherwise insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) arise out of or are based upon, (a) any untrue statement or alleged untrue statement of material fact, or any omission or alleged omission to state a material fact made or omitted by such indemnifying party therein; or (b) any willful misfeasance or gross misconduct by such indemnifying party in the performance of its duties and obligations thereunder.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 26 -- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    In addition to serving as investment adviser to the Registrant, Jundt Associates, Inc. serves as the investment adviser to The Jundt Growth Fund, Inc. as well as the investment adviser to various private accounts.

ITEM 27 -- PRINCIPAL UNDERWRITERS

    (a) The Distributor is the only principal underwriter of the Registrant's shares and also serves as principal underwriter of The Jundt Growth Fund, Inc.'s shares.

    (b) The following describes certain information regarding the officers and directors of the Distributor:

                                    POSITIONS AND OFFICES                        POSITIONS AND OFFICES
         NAME                       WITH THE DISTRIBUTOR                          WITH THE REGISTRANT
-----------------------  -------------------------------------------  -------------------------------------------
James R. Jundt           Chairman of the Board                        Chairman of the Board, President and Chief
                                                                       Executive Officer

Marcus E. Jundt          Director, President, Secretary and           None.
                          Treasurer

    (c) Not applicable.

ITEM 28 -- LOCATION OF ACCOUNTS AND RECORDS

    The Registrant's custodian is Norwest Bank Minnesota, N.A., 90 South Seventh Street, Minneapolis, Minnesota 55402.

    The Registrant's transfer agent and dividend disbursing agent is Investors Fiduciary Trust Company, 330 West Ninth Street, Kansas City, Missouri 64105.

    Other records will be maintained by the Registrant at its principal offices, which are located at 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416 and by Princeton Administrators, L.P., the Registrant's administrator, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

ITEM 29 -- MANAGEMENT SERVICES

    Not applicable.

ITEM 30 -- UNDERTAKINGS

    (a) Registrant hereby undertakes to furnish to each person to whom a prospectus of the Registrant has been furnished the latest Annual Report of the Registrant. Such Annual Report will be furnished by the Registrant without charge upon request by any such person.

    (b) Pursuant to Section 16(c) of the Investment Company Act of 1940, as amended, the Registrant hereby undertakes to call a shareholders' meeting for the purpose of voting upon the question of removal of one or more directors (and to assist shareholders in communications with each other) if and when requested in writing to do so by the record holders of not less than ten percent of the Registrant's outstanding shares.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on the 1st day of March, 1999.

                                          JUNDT FUNDS, INC.

                                          By          /s/ JAMES R. JUNDT

                                             -----------------------------------
                                                       James R. Jundt
                                                    CHAIRMAN OF THE BOARD

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

                       NAME/SIGNATURE                                     TITLE                      DATE
------------------------------------------------------------  ------------------------------  ------------------

                                                              Chairman of the Board,
                     /s/ JAMES R. JUNDT                        President and Chief Executive
        -------------------------------------------            Officer (Principal Executive     March 1, 1999
                       James R. Jundt                          Officer)

                   /s/ JON C. ESSEN                            Treasurer (Principal Financial
        -------------------------------------------             and Accounting Officer)         March 1, 1999
                     Jon C. Essen

        -------------------------------------------           Director
                       John E. Clute*

        -------------------------------------------           Director
                        Floyd Hall*

        -------------------------------------------           Director
                    Demetre M. Nicoloff*

        -------------------------------------------           Director
                     Darrell R. Wells*

              *By           /s/ JAMES R. JUNDT
           --------------------------------------
                      James R. Jundt,                                                           March 1, 1999
                      ATTORNEY-IN-FACT
  (Pursuant to Powers of Attorney to this Registration
Statement on Form N-1A (Exhibit (p))


                                 EXHIBIT INDEX

 NUMBER AND NAME OF EXHIBIT                                                       METHOD OF FILING
----------------------------------------------------------------------------  -------------------------
  (a)(1)  Articles of Incorporation and Series A and Series B Certificates of
            Designation.........................................................  *

  (a)(2)  Amended Series A and Series B Certificates of Designation.............  *

  (a)(3)  Series C Certificate of Designation...................................  *

  (b)     Bylaws................................................................  *

  (d)(1)  Jundt U.S. Emerging Growth Fund Investment Advisory Agreement.........  *

  (d)(2)  Jundt Opportunity Fund Investment Advisory Agreement..................  *

  (d)(3)  Jundt Twenty-Five Fund Investment Advisory Agreement..................  *

  (e)(1)  Jundt U.S. Emerging Growth Fund Distribution Agreement................  *

  (e)(2)  Jundt Opportunity Fund Distribution Agreement.........................  *

  (e)(3)  Jundt Twenty-Five Fund Distribution Agreement.........................  *

  (e)(4)  Form of Selected Dealer Agreement.....................................  *

  (g)     Custodian Contract....................................................  *

  (h)(1)  Transfer Agency and Service Agreement.................................  *

  (h)(2)  Amended and Restated Administration Agreement.........................  Filed Electronically

  (i)     Opinion and Consent of Faegre & Benson LLP............................  *

  (j)     Consent of KPMG Peat Marwick LLP......................................  Filed Electronically

  (m)(1)  Jundt U.S. Emerging Growth Fund Class A Distribution Plan.............  *

  (m)(2)  Jundt U.S. Emerging Growth Fund Class B Distribution Plan.............  *

  (m)(3)  Jundt U.S. Emerging Growth Fund Class C Distribution Plan.............  *

  (m)(4)  Jundt Opportunity Fund Class A Distribution Plan......................  *

  (m)(5)  Jundt Opportunity Fund Class B Distribution Plan......................  *

  (m)(6)  Jundt Opportunity Fund Class C Distribution Plan......................  *

  (m)(7)  Jundt Twenty-Five Fund Class A Distribution Plan......................  *

  (m)(8)  Jundt Twenty-Five Fund Class B Distribution Plan......................  *

  (m)(9)  Jundt Twenty-Five Fund Class C Distribution Plan......................  *

  (o)(1)  Jundt U.S. Emerging Growth Fund Rule 18f-3 Plan.......................  *

  (o)(2)  Jundt Opportunity Fund Rule 18f-3 Plan................................  *

  (o)(3)  Jundt Twenty-Five Fund Rule 18f-3 Plan................................  *

  (p)     Powers of Attorney....................................................  *

------------------------

* Previously filed and incorporated by reference as indicated in Part C of this Registration Statement.